[CRESTAR LOGO]

                                  MAY 31, 1997

                                      CREST
                                     -------
                                      FUNDS

                                Cash Reserve Fund
                            U.S. Treasury Money Fund
                               Tax Free Money Fund
                             Limited Term Bond Fund
                             Intermediate Bond Fund
                              Government Bond Fund
                    Virginia Intermediate Municipal Bond Fund
                          Virginia Municipal Bond Fund
                          Maryland Municipal Bond Fund
                                   Value Fund
                            Capital Appreciation Fund
                               Special Equity Fund

                               Semi-Annual Report

                                                                CRESTFUNDS, INC.




DEAR CRESTFUNDS SHAREHOLDER:

The financial markets continued to benefit from healthy economic growth and low inflation during the first half of the fiscal year. The stock market turned in yet another outstanding performance for the period ended May 31, 1997, leading all other asset classes by a wide margin. The money market segment showed improving returns as well, but long term fixed-income securities experienced a negative return for the six month period.
   In our last letter, we expressed the belief that the economic expansion would continue in 1997, though at a slower pace than in 1996. This introduced an element of caution in our forecast. Growth was strong early in the year, but the pace appears to be slowing. Inflation is passive at present, but fears of wage pressures have raised concerns among many investors that inflation could rise. Moreover, the Federal Reserve began "leaning" against growth by raising interest rates in March. The most favorable aspect of the current environment is the absence of traditional imbalances that might derail business profitability.


A REVIEW OF THE SIX MONTHS:
Since our last report, the economy has had above-average growth for both of the last two quarters. The greatest benefit has been to the consumer sector which experienced both continued job creation and a drop in the unemployment rate below 5%. Not surprisingly, consumer confidence is at a high level, and spending is strong. Businesses responded favorably as well, increasing both production and capacity to meet the rising demand. Inflation, which normally increases under these circumstances, has been very tame by historical standards. The major source of inflation concerns among investors is the cost of labor with the current low unemployment rate. So far, these potential pressures have been contained.
   The fear of future potential inflation was largely responsible for the deterioration in the bond markets, as well as the sluggish performance of the stock market in February and March. The yield on the 30-year Treasury bond rose from 6.4% at the end of November to 7.2% by April before moving lower. Likewise, the yield on the 3-month Treasury bill backed up from 5.1% to 5.4%, in reaction to the March rate hike from the Federal Reserve. Fears of an interest rate increase have been one of the few factors to dampen enthusiasm for equities in recent quarters. Stock prices fell nearly 10% in March and early April as evidence began to mount favoring a Fed tightening.
   The backup in interest rates helped slow economic activity as the second quarter progressed. Employment grew more slowly, retail spending dipped and housing activity edged lower. It soon became apparent that the economy was going to slow from the rapid pace of late 1996 and early 1997. This lessened pressure on the Fed to raise interest rates and gave new life to the stock market. The S&P 500 rose over 13% from early April to the end of May. Likewise, Treasury bond yields dropped from 7.2% to 6.9% during the same period. Treasury bill yields also fell back to 5% by the end of May.


THE NEAR TERM ECONOMIC OUTLOOK:
The outlook for the next several quarters is favorable. The lack of excesses by business and consumers suggests limited need for any significant economic adjustments. Inventories are at comfortable levels. Consumer confidence is high and relative debt growth is low. These factors suggest that the economic expansion that began in the Spring of 1991 is still on track.

   The risks to the outlook are still that inflation may move higher in the months ahead, and that spending growth by consumers may remain excessively high. Unemployment is low, and delivery speeds from business are slowing. Anecdotal evidence of skilled labor shortage abounds in many areas of the country. Under these conditions, the Federal Reserve might see a need for a significant increase in short term interest rates to reduce inflation pressures. This would hurt the fixed income markets and corporate earnings during this phase.
   However, our expectations are not dire. We look for economic growth to slow to under 3% in the months ahead, and for the inflation rate to remain in the 2-3% range. This will allow corporate profits to improve and rates to drift lower as inflation fears ease.


THE OUTLOOK FOR THE FINANCIAL MARKETS:
Our longer term outlook for financial assets remains optimistic, despite some near-term concerns. The economy is poised to continue along a moderate growth path with low inflation. This should generate a favorable environment for corporate earnings, particularly if economic growth among our major trading partners generates additional demand from overseas. The combination of continued economic growth and contained inflation should be favorable to equity prices and bond prices alike.
   As we said in our last letter, the key to equity performance in 1997 is corporate profitability. Competition will remain intense, and companies that fail to meet market expectations have seen their stock prices fall dramatically. In this environment, our ongoing focus on quality and value should produce favorable results for our shareholders.
   On behalf of all of us who manage CrestFunds, let me thank you again for the opportunity to serve you. Please let us know if there is more we can do to help you fulfill your investment objectives.

Sincerely,
/S/ SIGNATURE
Ben L. Jones, CFA
PRESIDENT
Crestar Asset Management Company
A wholly-owned subsidiary of Crestar Bank

July 1997

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
CASH RESERVE FUND
                                         Face
                                        Amount      Value
                                         (000)      (000)
                                        ------     ------
COMMERCIAL PAPER (14.2%)
AUTOMOTIVE (2.4%)
Daimler Benz
   5.280%, 07/24/97 ................    $20,000 $  19,845
------------------------------------------------------------
ENTERTAINMENT (1.2%)
Walt Disney
   5.250%, 07/25/97 ................     10,000     9,921
------------------------------------------------------------
FINANCIAL SERVICES (6.9%)
General Electric Capital
   5.300%, 07/07/97 ................     25,000    24,868
Merrill Lynch
   5.750%, 02/06/98 ................     25,000    24,002
Strategic Asset Funding
   5.510%, 06/30/97 ................      9,000     8,960
------------------------------------------------------------
                                                   57,830
------------------------------------------------------------
UTILITIES, ELECTRIC, & GAS  (3.7%)
AES Shady Point
   5.610%, 07/09/97 ................     17,000    16,899
   5.820%, 10/14/97 ................     15,000    14,673
------------------------------------------------------------
                                                   31,572
------------------------------------------------------------
     Total Commercial Paper
       (Cost $119,168) .............              119,168
------------------------------------------------------------
CERTIFICATES OF DEPOSIT (20.5%)
Bank of New York
   5.930%, 09/03/97 ................      5,000     4,997
Bank of Tokyo
   6.000%, 06/05/97 ................     10,000    10,000
   5.695%, 12/11/97 ................     15,000    15,000
Barclays Bank (A)
   5.620%, 02/19/98 ................     35,000    34,993
First Alabama Bank
   5.970%, 06/23/97 ................     14,000    14,000
Regions Bank
   5.650%, 10/31/97 ................     10,000    10,000
Sanwa Bank
   5.730%, 08/22/97 ................     35,000    35,001
Societe Generale
   5.720%, 10/22/97 ................     10,000     9,998
   5.780%, 01/13/98 ................     10,000     9,996
   5.870%, 03/03/98 ................     15,000    14,997
Wachovia Bank
   6.150%, 04/27/98 ................     12,000    11,996
------------------------------------------------------------
     Total Certificates of Deposit
       (Cost $170,978) .............              170,978
------------------------------------------------------------
BANK NOTES (6.5%)
FCC National Bank (A)
   5.630%, 08/21/97 ................     20,000    19,997
PNC Bank N.A. (A)
   5.640%, 10/01/97 ................     22,000    21,996
   5.650%, 04/24/98 ................     13,000    12,997
------------------------------------------------------------
     Total Bank Notes
       (Cost $54,990) ..............               54,990
------------------------------------------------------------

                                         Face
                                        Amount      Value
                                         (000)      (000)
                                        ------     ------
CORPORATE OBLIGATIONS (19.8%)
BANKS - NATIONAL COMMERCIAL  (2.4%)
Bank of New York
   6.000%, 03/24/98 ................    $20,000   $19,994
------------------------------------------------------------
BUSINESS CREDIT INSTITUTIONS (5.2%)
Ford Motor Credit
   7.125%, 12/01/97 ................     15,000    15,110
General Motors Acceptance MTN
   7.000%, 06/02/97 ................      8,000     8,000
   6.125%, 06/09/97 ................      5,000     5,000
   7.000%, 08/15/97 ................      5,000     5,008
   8.375%, 01/30/98 ................     10,000    10,162
------------------------------------------------------------
                                                   43,280
------------------------------------------------------------
COMPUTERS & SERVICES (1.2%)
IBM Credit Corp. MTN
   5.780%, 08/20/97 ................     10,000     9,997
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.2%)
Philip Morris
   9.250%, 12/01/97 ................     10,000    10,173
------------------------------------------------------------
SECURITY BROKERAGE/DEALERS (9.9%)
Bear Stearns (A)
   5.720%, 04/06/98 ................     25,000    25,000
Bear Stearns MTN (A)
   5.738%, 06/06/97 ................      8,000     8,000
CS First Boston (A)
   5.700%, 04/03/98 ................      5,000     5,000
   5.700%, 04/07/98 ................     30,000    30,000
Merrill Lynch (A)
   5.690%, 05/18/98 ................     15,000    14,999
------------------------------------------------------------
                                                   82,999
------------------------------------------------------------
     Total Corporate Obligations
       (Cost $166,443) .............              166,443
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.5%)
FFCB (A)
   5.560%, 06/24/97 ................     25,000    24,998
FHLB
   5.780%, 07/08/97 ................      5,000     4,999
FHLB (A)
   5.710%, 07/10/97 ................     25,000    25,001
------------------------------------------------------------
     Total U.S. Government Agency Obligations
       (Cost $54,998) ..............               54,998
------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS (8.9%)
General American Life (A)
   5.890%, .........................     40,000    40,000
Integrity Life (A)
   5.890%, .........................     35,000    35,000
------------------------------------------------------------
     Total Insurance Funding Agreements
       (Cost $75,000) ..............               75,000
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
CASH RESERVE FUND (concluded)
                                         Face
                                        Amount      Value
                                         (000)      (000)
                                        ------     ------
REPURCHASE AGREEMENTS (23.3%)
Deutsche Bank
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $96,776,256
  (collateralized by FHLMC obligation
  par value $104,876,588, 6.230%,
  12/15/23; total market value:
  $98,666,149) .......................  $96,732 $  96,732
Merrill Lynch
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $73,994,426
  (collateralized by GNMA obligation par
  value $75,335,000, 7.000%, 07/15/09;
  total market value: $75,442,647) ...   73,960    73,960
Swiss Bank
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $25,147,768
  (collateralized by FNMA obligation par
  value $32,078,000, 6.071%, 04/01/34;
  total market value: $25,764,808) ...   25,136    25,136
------------------------------------------------------------
     Total Repurchase Agreements
       (Cost $195,828) ...............            195,828
------------------------------------------------------------
     Total Investments (99.7% )
       (Cost $837,405) ...............            837,405
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.3%)            2,900
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class ($.001 par
  value -- 4.0 billion shares authorized)
  based on 751,319,984 outstanding shares.         751,321
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on
  88,991,088 outstanding shares ......             88,992
Portfolio Shares of Investor Class B ($.001
  par value -- .25 billion shares
  authorized) based on
  37,551 outstanding shares ..........                 38
Accumulated net realized
  loss on investments ................                (46)
------------------------------------------------------------
     Total Net Assets: (100.0%) ......           $840,305
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(751,278,942 / 751,319,984
SHARES OUTSTANDING) ..................              $1.00
------------------------------------------------------------

                                                    Value
                                                    (000)
                                                   ------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(88,988,596 / 88,991,088
SHARES OUTSTANDING) ..................              $1.00
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(37,542 / 37,551
SHARES OUTSTANDING) ..................              $1.00
============================================================
(A) Floating Rate Security--the rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1997. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(1) Investor Class B has a contingent deferred sales charge. For description of a possible redemption charge, see the notes to the financial statements.
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note

    The accompanying notes are an integral part of the financial statements.
4

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
U.S. TREASURY MONEY FUND
                                         Face
                                        Amount      Value
                                         (000)      (000)
                                        ------     ------
U.S. TREASURY OBLIGATIONS (23.1%)
U.S. Treasury Bills
   5.319%, 06/26/97 ...............   $   5,000 $   4,982
   5.930%, 08/21/97 ...............       5,000     4,937
   5.602%, 09/18/97 ...............       5,000     4,920
   5.350%, 10/16/97 ...............       5,000     4,903
   5.370%, 11/13/97 ...............       5,000     4,883
   5.410%, 11/13/97 ...............       5,000     4,882
   5.430%, 12/11/97 ...............      15,000    14,576
U.S. Treasury Notes
   5.875%, 07/31/97 ...............      10,000    10,008
   5.500%, 09/30/97 ...............      10,000    10,000
   5.625%, 10/31/97 ...............      10,000    10,005
   5.000%, 01/31/98 ...............      10,000     9,952
   5.000%, 01/31/98 ...............      10,000     9,967
   6.125%, 03/31/98 ...............      10,000    10,007
   5.875%, 04/30/98 ...............      15,000    14,981
------------------------------------------------------------
     Total U.S. Treasury Obligations
       (Cost $119,003) ............               119,003
------------------------------------------------------------
REPURCHASE AGREEMENTS (77.2%)
Deutsche Bank
  5.490%, dated 05/30/97, matures
  06/02/97, repurchase price $126,276,837
  (collateralized by various U.S. Treasury
  obligations total par value $126,385,000,
  4.750%-6.750%, 11/30/97-05/31/99;
  total market value: $128,743,502)     126,219   126,219
J.P. Morgan
  5.490%, dated 05/30/97, matures
  06/02/97, repurchase price $24,999,456
  (collateralized by U.S. Treasury
  obligation par value $26,146,000,
  0.000%, 11/20/97; total market
  value: $25,488,245) .............      24,988    24,988
Lehman Brothers
  5.490%, dated 05/30/97, matures
  06/02/97, repurchase price $24,586,210
  (collateralized by various U.S. Treasury
  obligations total par value $32,014,000,
  0.000%, 02/15/00-11/15/09;
  total market value: $25,070,219)       24,575    24,575
Merrill Lynch
  5.490%, dated 05/30/97, matures 06/02/97,
  repurchase price $23,070,244
  (collateralized by various U.S.
  Treasury obligations total par
  value $24,710,000, 0.000%,
  02/05/98-05/28/98;
  total market value: $23,523,721)       23,060    23,060

                                         Face
                                        Amount      Value
                                         (000)      (000)
                                        ------     ------
Morgan Stanley
  5.490%, dated 05/30/97, matures
  06/02/97, repurchase price
  $24,334,531 (collateralized by
  U.S. Treasury obligation par value
  $23,620,000, 8.250%, 07/15/98;
  total market value: $24,824,245) .   $ 24,323 $  24,323
Prudential Bache
  5.490%, dated 05/30/97, matures
  06/02/97, repurchase price $24,241,340
  (collateralized by various U.S. Treasury
  obligations total par value $24,462,000,
  6.625%-7.250%, 05/15/07-02/15/98;
  total market value: $24,714,971) .     24,230    24,230
Swiss Bank
  5.490%, dated 05/30/97, matures
  06/02/97, repurchase price $126,960,537
  (collateralized by various U.S. Treasury
  obligations total par value $128,833,000,
  5.875%-7.250%, 07/31/98-08/15/22;
  total market value: $130,719,132).    126,903   126,903
Union Bank of Switzerland
  5.490%, dated 05/30/97, matures
  06/02/97, repurchase price $24,091,091
  (collateralized by U.S. Treasury obligation
  par value $24,775,000, 5.875%, 11/15/99;
  total market value: $24,563,290) .     24,080    24,080
------------------------------------------------------------
     Total Repurchase Agreements
       (Cost $398,378) .............              398,378
------------------------------------------------------------
     Total Investments (100.3% )
       (Cost $517,381) .............              517,381
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.37%)          (1,344)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class ($.001 par
  value -- 3.75 billion shares authorized)
  based on 516,036,664 outstanding shares         516,037
------------------------------------------------------------
     Total Net Assets: (100.0%) ..........       $516,037
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(516,036,666 / 516,036,664
SHARES OUTSTANDING) ......................          $1.00
============================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
TAX-FREE MONEY FUND
                                          Face
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
MUNICIPAL BONDS (97.4%)
ARIZONA (3.5%)
Maricopa County, Ser C, GO,
  Prerefunded 07/01/97 @ 101
   6.625%, 07/01/01 ...................  $7,220   $ 7,309
------------------------------------------------------------
COLORADO (0.9%)
Arapahoe County, CSX Beckett
  Aviation Project, Ser 83 (A) (B)
   3.960%, 06/04/97 ...................   1,900     1,900
------------------------------------------------------------
FLORIDA (4.9%)
Broward County, Water & Sewer
  Utility Improvements, RB, Ser B,
  Prerefunded 10/01/97 @ 102
   7.500%, 10/01/06 ...................   1,535     1,586
Gainesville, Utilities System  Improvements,
  Ser A, RB, Prerefunded 10/01/97 @ 102
   7.000%, 10/01/98 ...................   1,000     1,030
Manatee County, Multi-Family Housing
  Authority Hampton Project, RB (A) (B)
   3.950%, 06/04/97 ...................   3,850     3,850
Tampa, Occupational License Tax,
  Ser A, RB FGIC (A) (B)
   3.900%, 06/04/97 ...................   3,600     3,600
------------------------------------------------------------
                                                   10,066
------------------------------------------------------------
GEORGIA (6.0%)
Cobb County, Rhodes Home
  Project, RB (A) (B)
   3.950%, 06/04/97 ...................   2,125     2,125
Columbus, Water & Sewer Utility
  Improvements, RB,
  Prerefunded 11/01/97 @ 102
   7.600%, 05/01/08 ...................   1,000     1,037
Fulco County, TECP (B)
   3.400%, 06/09/97 ...................   5,200     5,200
Georgia State Public
  Improvements, Ser D, GO
   7.400%, 08/01/97 ...................   2,065     2,077
Georgia State University
  Improvements, Ser D, GO
   7.000%, 11/01/97 ...................   2,000     2,029
------------------------------------------------------------
                                                   12,468
------------------------------------------------------------
INDIANA (1.8%)
Fort Wayne, Parkview Memorial
  Hospital Project, Ser B, RB (A) (B)
   3.850%, 06/05/97 ...................   3,700     3,700
------------------------------------------------------------
LOUISIANA (1.8%)
Louisiana State Refunding Bond, Ser A, GO,
  Prerefunded 08/01/97 @ 102 AMBAC
   7.000%, 08/01/02 ...................   1,465     1,502


                                          Face
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Louisiana State, Public Facilities Authority,
  Willis Knighton Medical  Project,
  RB, AMBAC (A)
   3.900%, 06/04/97 ...................  $2,100   $ 2,100
------------------------------------------------------------
                                                    3,602
------------------------------------------------------------
MARYLAND (4.4%)
Baltimore County, TECP
   3.450%, 07/02/97 ...................   4,000     4,000
   3.550%, 07/07/97 ...................   3,000     3,000
Maryland State Department of
  Transportation, RB
   3.625%, 06/15/98 ...................   2,000     1,992
------------------------------------------------------------
                                                    8,992
------------------------------------------------------------
MASSACHUSETTS (2.5%)
Massachusetts State Municipal
  Wholesale Electric Company Project, RB,
  Prerefunded 07/01/97 @ 102
   8.750%, 07/01/18 ...................   5,000     5,120
------------------------------------------------------------
NEVADA (1.0%)
Washoe County, School District
  Improvements, GO, Prerefunded
  08/01/97 @ 102
   7.750%, 08/01/06 ...................   2,000     2,053
------------------------------------------------------------
NEW JERSEY (2.9%)
Jersey City, GO, Prerefunded
  10/01/97 @ 102, AMBAC
   7.500%, 10/01/01 ...................   1,000     1,032
New Jersey State TECP
   3.450%, 06/04/97                       5,000     5,000
------------------------------------------------------------
                                                    6,032
------------------------------------------------------------
NEW YORK (6.3%)
New York City, Health & Hospital,
  Ser A, RB (A) (B)
   3.800%, 06/04/97 ...................   5,000     5,000
New York State Local Assistance,
  Ser B, RB (A)
   3.800%, 06/04/97 ...................   8,000     8,000
------------------------------------------------------------
                                                   13,000
------------------------------------------------------------
NORTH CAROLINA (2.0%)
North Carolina State Medical Care
  Community Pooled Finance Project,
  Ser A, RB, (A) (B)
   4.100%, 06/04/97 ...................   4,200     4,200
------------------------------------------------------------
PENNSYLVANIA (2.9%)
Pittsburgh, Refunding Bonds,
  GO, Ser A MBIA
   5.000%, 03/01/98 ...................   6,000     6,058
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
TAX-FREE MONEY FUND (continued)
                                          Face
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
SOUTH CAROLINA (6.3%)
Florence County, McLeod Regional
  Medical Center Project,
  Ser A, RB, FGIC (A)
   3.950%, 06/04/97 ..................   $8,200   $ 8,200
South Carolina State Columbia Mill
  Building Project, RB  MBIA
   5.850%, 02/01/98 ..................    1,775     1,800
South Carolina State Public Service
  Authority, Ser A, RB MBIA
   6.000%, 01/01/98 ..................    3,000     3,041
------------------------------------------------------------
                                                   13,041
------------------------------------------------------------
TENNESSEE (3.5%)
Franklin County, Health &
  Educational Facilities Authority,
  University of the South
  Project, RB (A) (B)
   3.950%, 06/04/97 ..................    6,300     6,300
Metropolitan Government Nashville &
  Davidson County, TN, Electric
  Refunding Bond, Ser A, RB,
  Prerefunded  07/01/97 @ 102
   6.900%, 07/01/99 ..................    1,000     1,023
------------------------------------------------------------
                                                    7,323
------------------------------------------------------------
TEXAS (5.6%)
Harris County, Highway Revenue
  Tolls Project, Ser B, RB,
  Prerefunded  08/15/97 @ 102
   6.625%, 08/15/11 ..................    2,520     2,584
Plano, TECP, MBIA
   3.400%, 06/11/97 ..................    9,000     9,000
------------------------------------------------------------
                                                   11,584
------------------------------------------------------------
VIRGINIA (39.4%)
Chesterfield County, Industrial
  Development Authority,
  Philip Morris Companies
  Project, RB (A) (B)
   4.050%, 06/04/97 ..................    5,500     5,500
Colonial Heights, Industrial
  Development Authority,
  Philip Morris Companies
  Project, RB (A) (B)
   4.050%, 06/04/97 ..................    2,600     2,600
Commonwealth of Virginia, TECP
   3.500%, 06/30/97 ..................    1,300     1,300
Fairfax County, Public Improvements,
  Ser B, GO (B)
   6.000%, 06/01/98 ..................    2,410     2,459
Fauquier County, Industrial
  Development Authority,
  Carter Machinery Project, RB (A) (B)
   3.950%, 06/04/97 ..................    1,336     1,336


                                          Face
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Greensville County, Industrial
  Development Authority Georgia Pacific
  Project, RB (A) (B)
   3.950%, 06/04/97 ..................   $3,850    $3,850
Hanover County, Industrial
  Development Authority, Carter
  Machinery Project, RB (A) (B)
   3.950%, 06/04/97 ..................      500       500
Louisa County, Industrial Development
  Authority, RB (A) (B)
   3.950%, 06/04/97 ..................    5,000     5,000
Newport News, Public Housing
  Authority, H & S Association
  Project (A) (B)
   3.950%, 06/04/97 ..................    1,051     1,051
Norfolk, Water Utilities Improvements,
  GO, Prerefunded 06/01/97 @ 102
   6.600%, 06/01/02 ..................    1,000     1,020
Prince William, TECP
   3.700%, 06/23/97 ..................    4,000     4,000
Pulaski County, Industrial
  Development Authority,
  Pulaski Furniture, RB (A) (B)
   3.950%, 06/04/97 ..................    4,219     4,219
Richmond, Industrial Development
  Authority, Philip Morris Companies
  Project, RB (A) (B)
   4.050%, 06/04/97 ..................    1,700     1,700
Richmond, Public Housing
  Authority Old Manchester
  Project, Ser A, RB (A) (B)
   4.100%, 06/04/97 ..................    8,550     8,550
Richmond, Redevelopment
  Housing Authority, Stony Point
  Project, RB (A) (B)
   4.000%, 06/04/97 ..................    1,800     1,800
Roanoke County, Industrial
  Development Authority, Roanoke
  Memorial Hospital Project,
  Ser C, RB (A) (B)
   3.950%, 06/04/97 ..................    3,645     3,645
Roanoke County, Industrial
  Development Authority,
  Roanoke Memorial Hospital
  Project, Ser D, RB (A) (B)
   3.950%, 06/04/97 ..................    4,920     4,920
Rockingham County, Higher
  Educational Institutions,
  Eastern Mennonite
  University, RB (A) (B)
   3.950%, 06/04/97 ..................    2,500     2,500
Virginia Beach, Industrial Development
  Authority, Fountainhead
  Project, RB (A) (B)
   3.950%, 06/04/97 ..................    2,939     2,939

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
TAX-FREE MONEY FUND (concluded)
                                          Face
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Virginia State College Building Authority,
  Equipment Leasing Program, RB
   3.850%, 02/01/98 ...................  $7,710 $   7,707
Virginia State Public School
  Authority, Ser A, RB
   6.000%, 08/01/97 ...................   1,000     1,004
Virginia State Transportation Board,
  US Route 58 Corridor Project, RB,
  Prerefunded 5/15/98 @ 102
   6.800%, 05/15/09 ...................   5,000     5,226
York County, Industrial Development
  Authority, Philip Morris Companies
  Project, RB (A) (B)
   4.100%, 06/04/97 ...................   2,700     2,700
York County, Industrial Development
  Authority, TECP
   3.700%, 06/26/97 ...................   6,000     6,000
------------------------------------------------------------
                                                   81,526
------------------------------------------------------------
WASHINGTON (1.7%)
Seattle, Sewer Authority, RB, Prerefunded
  01/01/98 @ 102 AMBAC
   7.375%, 01/01/30 ...................   2,000     2,082
Tacoma, Electric System, RB, Prerefunded
  01/01/98 @ 102 AMBAC
   8.000%, 01/01/08 ...................   1,440     1,504
------------------------------------------------------------
                                                    3,586
------------------------------------------------------------
     Total Municipal Bonds
       (Cost $201,560) ................           201,560
------------------------------------------------------------
CASH EQUIVALENTS (2.1%)
Financial Square Tax Free Portfolio ...   4,035     4,035
SEI Institutional Tax Free Portfolio ..     239       239
------------------------------------------------------------
     Total Cash Equivalents
       (Cost $4,274) ..................             4,274
------------------------------------------------------------
     Total Investments (99.5%)
       (Cost $205,834) ................           205,834
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.5%)            1,142
------------------------------------------------------------


                                                    Value
                                                    (000)
                                                   ------
NET ASSETS:
Portfolio Shares of Trust Class ($.001 par
  value -- .9 billion shares
  authorized) based on
  200,509,425 outstanding shares ......          $200,510
Portfolio Shares of Investor Class A ($.001
  par value -- .1 billion shares
  authorized) based on 6,471,407
  outstanding shares ..................             6,471
Accumulated net realized
  loss on investments .................                (5)
------------------------------------------------------------
     Total Net Assets: (100.0%) .......          $206,976
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(200,504,661 / 200,509,425
SHARES OUTSTANDING) ...................             $1.00
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(6,471,229 / 6,471,407
SHARES OUTSTANDING) ....................            $1.00
============================================================
(A) Floating Rate Security--the rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1997. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(B) Security backed by letter of credit or credit support.
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Investors Assurance
GO--General Obligation
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
Ser--Series
TECP--Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
LIMITED TERM BOND FUND
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
U.S. TREASURY OBLIGATIONS (5.9%)
U.S. Treasury Notes
   7.000%, 04/15/99 ...................  $1,000   $ 1,014
   5.625%, 11/30/00 ...................     500       488
   6.375%, 08/15/02 ...................   1,000       994
   5.750%, 08/15/03 ...................   2,000     1,918
------------------------------------------------------------
     Total U.S. Treasury Obligations
       (Cost $4,518) ..................             4,414
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (16.5%)
FFCB
   6.470%, 03/20/02 ...................   2,500     2,482
FFCB MTN
   7.125%, 06/01/01 ...................   1,000     1,016
   8.600%, 05/30/06 ...................   1,000     1,055
FHLB
   5.870%, 06/26/98 ...................   2,000     1,998
FHLMC
   5.980%, 12/08/05 ...................   1,000       941
FNMA MTN
   6.610%, 03/24/99 ...................   1,750     1,760
   6.310%, 11/02/00 ...................     500       496
   6.250%, 01/14/04 ...................   1,000       958
   6.770%, 09/01/05 ...................   1,750     1,732
------------------------------------------------------------
     Total U.S. Government Agency Obligations
       (Cost $12,620) .................            12,438
------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (21.8%)
FHLMC Pool D71261
   7.500%, 05/01/26 ...................   1,909     1,905
FHLMC Pool E00412
   7.000%, 01/01/11 ...................   1,737     1,727
FHLMC Pool G10664
   7.000%, 02/01/12 ...................   4,937     4,909
FNMA ARM Pool 305168 (A)
   7.735%, 10/01/24 ...................     888       932
FNMA Pool 250820
   7.000%, 01/01/27 ...................   2,475     2,409
FNMA Pool 356039
   6.500%, 08/01/03 ...................   2,873     2,830
FNMA REMIC 92-199A
   5.250%, 11/25/99 ...................     677       670
GNMA Pool 207206
   9.750%, 03/15/99 ...................      26        28
GNMA Pool 433176
   8.000%, 08/15/26 ...................     976       995
------------------------------------------------------------
     Total Mortgage-Backed Securities
       (Cost $16,412) .................            16,405
------------------------------------------------------------
CORPORATE OBLIGATIONS (24.9%)
AGRICULTURE (2.6%)
Alcan Aluminum
   5.875%, 04/01/00 ...................   2,000     1,960
------------------------------------------------------------

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
BANKS (2.6%)
Capital One Bank MTN
   6.830%, 05/17/99 ...................  $2,000  $  1,997
------------------------------------------------------------
BUSINESS CREDIT INSTITUTIONS (4.6%)
General Motors Acceptance
   7.750%, 01/15/99 ...................   1,500     1,532
USL Capital
   6.500%, 12/01/03 ...................   2,000     1,950
------------------------------------------------------------
                                                    3,482
------------------------------------------------------------
ELECTRICAL SERVICES (1.3%)
Detroit Edison
   6.400%, 10/01/98 ...................     975       975
------------------------------------------------------------
FINANCIAL SERVICES (4.0%)
Macsaver Financial Services
   7.875%, 08/01/03 ...................   3,000     2,996
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (2.7%)
Philip Morris
   6.375%, 01/15/98 ...................   2,000     2,007
------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (2.6%)
United Dominion Realty
   7.250%, 01/15/07 ...................   2,000     1,977
------------------------------------------------------------
SECURITY BROKERAGE/DEALERS (4.5%)
Jefferies Group
   8.875%, 05/01/04 ...................   2,000     2,067
Salomon Brothers
   7.125%, 08/01/99 ...................   1,300     1,313
------------------------------------------------------------
                                                    3,380
------------------------------------------------------------
     Total Corporate Obligations
       (Cost $18,880) .................            18,774
------------------------------------------------------------
ASSET BACKED SECURITIES (16.8%)
AUTOMOTIVE (3.8%)
Chase Manhattan Grantor Trust, Ser 1995-B
   5.900%, 11/15/01 ...................     912       912
Ford Credit Auto Owner Trust, Ser 1996-A A2
   6.300%, 12/15/98 ...................   1,649     1,653
Premier Auto Trust, Ser 1993-5 A2
   4.220%, 03/02/99 ...................     263       263
------------------------------------------------------------
                                                    2,828
------------------------------------------------------------
CREDIT CARDS (5.3%)
Advanta Credit Card Master Trust, Ser 1995-F A1
   6.050%, 08/01/03 ...................   1,000       977
American Express Master Trust, Ser 1992-2 A
   6.600%, 05/15/00 ...................   2,000     2,005
Spiegel Master Trust, Ser 1995-A
   7.500%, 09/15/04 ...................   1,000     1,023
------------------------------------------------------------
                                                    4,005
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
LIMITED TERM BOND FUND (concluded)
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
HOME EQUITY (6.6%)
CoreStates Home Equity Trust, Ser 1994-1A
   6.650%, 05/15/09 .................   $   662 $     657
EQCC Home Equity Loan Trust, Ser 1994-1 A
   5.800%, 03/15/09 .................       967       935
Equivantage, Ser 1996-1 A1
   6.550%, 10/25/25 .................     1,276     1,251
Greentree Manufacturing Housing, Ser 1995-7 A2
   6.150%, 11/15/26 .................       963       963
The Money Store Home Equity Trust, Ser 1995-A1
   7.925%, 02/15/14 .................     1,183     1,202
------------------------------------------------------------
                                                    5,008
------------------------------------------------------------
MOTOR HOMES (1.1%)
CIT RV Grantor Trust, Ser 1994-A A
   4.900%, 07/15/09 .................       837       811
------------------------------------------------------------
     Total Asset Backed Securities
       (Cost $12,673) ...............              12,652
------------------------------------------------------------
CASH EQUIVALENT (4.4%)
Aim Liquid Assets Portfolio .........     3,340     3,340
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $3,340) ................               3,340
------------------------------------------------------------
REPURCHASE AGREEMENT (9.9%)
J.P. Morgan
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $7,482,711
  (collateralized by GNMA obligation
  par value $7,659,818, 6.000%, 08/20/26;
  total market value: $7,628,837) ....    7,479     7,479
------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $7,479) .................              7,479
------------------------------------------------------------
     Total Investments (100.2%)
       (Cost $75,922) ................             75,502
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)            (129)
------------------------------------------------------------

                                                   Market
                                                    Value
                                                    (000)
                                                   ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- 1.4 billion shares
  authorized) based on 7,611,451
  outstanding shares .................            $76,702
Portfolio Shares of Investor Class A
  ($.001 par value -- .1 billion shares
  authorized) based on 95,298
  outstanding shares .................                980
Undistributed net investment income ..                  1
Accumulated net realized loss
  on investments .....................             (1,890)
Net unrealized depreciation
  on investments .....................               (420)
------------------------------------------------------------
     Total Net Assets: (100.0%) ......            $75,373
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(74,438,147 / 7,611,451
SHARES OUTSTANDING) ..................              $9.78
------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(934,352 / 95,298 SHARES OUTSTANDING)               $9.80
------------------------------------------------------------
OFFER PRICE PER SHARE -- INVESTOR CLASS A
($9.80 / 98.0%) ......................             $10.00
============================================================
(A) Floating Rate Security--the rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1997. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
ARM--Adjustable Rate Mortgage
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser--Series

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
U.S. TREASURY OBLIGATIONS (15.5%)
U.S. Treasury Bonds
   8.000%, 11/15/21 ..................  $ 5,000   $ 5,572
   7.125%, 02/15/23 ..................    6,000     6,084
   6.250%, 08/15/23 ..................    4,000     3,643
U.S. Treasury Notes
   6.875%, 07/31/99 ..................    2,000     2,025
   8.000%, 08/15/99 ..................    3,700     3,829
   8.000%, 05/15/01 ..................    2,000     2,104
   7.875%, 08/15/01 ..................    1,000     1,050
   7.500%, 11/15/01 ..................    2,000     2,076
   6.375%, 08/15/02 ..................    2,000     1,988
   7.250%, 05/15/04 ..................    5,000     5,181
   7.875%, 11/15/04 ..................    5,200     5,576
   7.500%, 02/15/05 ..................    5,000     5,252
------------------------------------------------------------
     Total U.S. Treasury Obligations
       (Cost $43,343) ................             44,380
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (9.8%)
FFCB
   6.470%, 03/20/02 ..................   10,850    10,772
FFCB MTN
   7.125%, 06/01/01 ..................    2,500     2,539
FHLMC
   5.980%, 12/08/05 ..................    1,000       941
FNMA
   8.350%, 11/10/99 ..................    1,000     1,048
   6.380%, 06/25/03 ..................    5,000     4,876
FNMA MTN
   6.250%, 01/14/04 ..................    3,300     3,163
   6.770%, 09/01/05 ..................    3,000     2,970
International Bank Reconstruction &
  Development MTN
   9.100%, 06/01/99 ..................    1,500     1,581
------------------------------------------------------------
     Total U.S. Government Agency Obligations
       (Cost $28,256) ................             27,890
------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (33.89%)
FHLMC Pool D71261
   7.500%, 05/01/26 ..................    6,778     6,762
FHLMC Pool E00412
   7.000%, 01/01/11 ..................    1,824     1,814
FHLMC Pool G10664
   7.000%, 02/01/12 ..................   12,937    12,860
FHLMC REMIC 1459 H
   7.000%, 07/15/19 ..................   10,087     9,937
FHLMC REMIC 1726 B
   6.750%, 11/15/04 ..................    7,000     6,938
FNMA Pool 250820
   7.000%, 01/01/27 ..................   10,000     9,732
FNMA Pool 356039
   6.500%, 08/01/03 ..................    3,401     3,350
FNMA REMIC 1993-127 K
   6.500%, 10/25/21 ..................    4,500     4,340
FNMA REMIC 91-01 1G
   7.000%, 01/25/21 ..................    1,343     1,315
GNMA Pool 207206
   9.750%, 03/15/99 ..................       42        45
GNMA Pool 376345
   6.500%, 12/15/23 ..................    7,616     7,200


                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
GNMA Pool 433176
   8.000%, 08/15/26 .................. $  7,435   $ 7,575
GNMA Pool 780429
   7.500%, 09/15/26 ..................   24,485    24,470
------------------------------------------------------------
     Total Mortgage-Backed Securities
       (Cost $96,389) ................             96,338
------------------------------------------------------------
CORPORATE OBLIGATIONS (28.6%)
AUTOMOTIVE (2.5%)
Ford Motor
   7.500%, 11/15/99 ..................    1,000     1,021
General Motors
   7.000%, 06/15/03 ..................    6,000     5,992
------------------------------------------------------------
                                                    7,013
------------------------------------------------------------
BANKS -- NATIONAL COMMERCIAL (5.3%)
Capital One Bank MTN
   6.830%, 05/17/99 ..................    2,250     2,247
Central Fidelity
   8.150%, 11/15/02 ..................    3,000     3,135
First Fidelity
   8.500%, 04/01/98 ..................    2,000     2,040
Mellon Bank
   6.500%, 08/01/05 ..................    2,000     1,905
NationsBank
   6.875%, 02/15/05 ..................    5,000     4,881
Sovran Financial
   9.750%, 06/15/99 ..................    1,000     1,061
------------------------------------------------------------
                                                   15,269
------------------------------------------------------------
BUSINESS CREDIT INSTITUTIONS (3.4%)
Ford Motor Credit
   6.750%, 05/15/05 ..................    6,000     5,812
General Motors Acceptance
   8.500%, 01/01/03 ..................    1,000     1,065
General Motors Acceptance MTN
   7.000%, 03/01/00 ..................    1,000     1,007
USL Capital
   6.500%, 12/01/03 ..................    2,000     1,950
------------------------------------------------------------
                                                    9,834
------------------------------------------------------------
FINANCIAL SERVICES (3.3%)
Macsaver Financial Services
   7.875%, 08/01/03 ..................    9,400     9,388
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (2.1%)
Joseph E. Seagram & Sons
   7.000%, 04/15/08 ..................    5,000     4,887
Philip Morris
   7.125%, 08/15/02 ..................    1,000       991
------------------------------------------------------------
                                                    5,878
------------------------------------------------------------
HOTELS & LODGING (0.6%)
Marriott International
   7.125%, 06/01/07 ..................    1,750     1,693
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND (concluded)
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
PETROLEUM & FUEL PRODUCTS (0.6%)
Occidental Petroleum
   8.500%, 11/09/01 .................   $ 1,500   $ 1,584
------------------------------------------------------------
RETAIL (1.7%)
KMart
   8.125%, 12/01/06 .................     5,000     4,913
------------------------------------------------------------
SECURITY BROKERAGE/DEALERS (7.5%)
Jefferies Group
   8.875%, 05/01/04 .................     7,000     7,236
Lehman Brothers
   10.000%, 05/15/99 ................     3,000     3,184
Morgan Stanley
   6.375%, 12/15/03 .................     1,000       968
Salomon Brothers
   7.200%, 02/01/04 .................    10,000     9,938
------------------------------------------------------------
 ....................................              21,326
------------------------------------------------------------
UTILITIES, ELECTRIC, & GAS (1.7%)
Gulf States Utilities
   6.770%, 08/01/05 .................     5,000     4,706
------------------------------------------------------------
     Total Corporate Obligations
       (Cost $82,366) ...............              81,604
------------------------------------------------------------
ASSET BACKED SECURITIES (6.8%)
American Express Master Trust, Ser 1992-2 A
   6.600%, 05/15/00 .................     6,350     6,366
CIT RV Grantor Trust, Ser 1994-A A
   4.900%, 07/15/09 .................       565       548
EQCC Home Equity Loan Trust, Ser 1994-1 A
   5.800%, 03/15/09 .................       956       923
Ford Credit Auto Owner Trust, Ser 1996-A A2
   6.300%, 12/15/98 .................     3,331     3,338
Greentree Financial, Ser 1995-9 A2
   6.000%, 01/15/27 .................     1,975     1,961
Greentree Manufacturing Housing, Ser 1995-7 A2
   6.150%, 11/15/26 .................     1,926     1,927
Olympic Automobile Receivables Trust, Ser 1995-D A4
   6.050%, 11/15/00 .................     3,700     3,701
The Money Store Home Equity Trust, Ser 1995-A1
   7.925%, 02/15/14 .................       739       751
------------------------------------------------------------
     Total Asset Backed Securities
       (Cost $19,465) ...............              19,515
------------------------------------------------------------
CASH EQUIVALENT (4.1%)
Aim Liquid Assets Portfolio .........    11,647    11,647
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $11,647) ...............              11,647
------------------------------------------------------------

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
REPURCHASE AGREEMENT (0.7%)
J.P. Morgan
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $2,099,543
  (collateralized by GNMA obligation par
   value $2,149,289, 6.000%, 08/20/26;
  total market value: $2,140,596) ...... $2,099  $  2,099
------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $2,099) ...................            2,099
------------------------------------------------------------
     Total Investments (99.3% )
       (Cost $283,565) .................          283,473
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.7%)            1,946
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class ($.001
  par value -- 1.4 billion shares
  authorized) based on 29,252,175
  outstanding shares ...................          286,846
Portfolio Shares of Investor Class A
  ($.001 par value -- .1 billion shares
  authorized) based on
  198,639 outstanding shares ...........            1,977
Overdistributed net investment income ..               32
Accumulated net realized loss
  on investments .......................           (3,344)
Net unrealized depreciation
  on investments .......................              (92)
------------------------------------------------------------
     Total Net Assets: (100.0%) ........         $285,419
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(283,493,065 / 29,252,175
SHARES OUTSTANDING) ....................            $9.69
------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(1,926,008 / 198,637
SHARES OUTSTANDING) ....................            $9.70
------------------------------------------------------------
OFFER PRICE PER SHARE-- INVESTOR CLASS A
($9.70 / 97.0%) ........................           $10.00
============================================================
FFCB--Federal Farm Credit Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser--Series

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
-------------------------------------------------------------------------------
GOVERNMENT BOND FUND
                                         Face      Market
                                        Amount      Value
                                         (000)      (000)
                                        ------     ------
U.S. TREASURY OBLIGATIONS (33.1%)
U.S. Treasury Bonds
   8.750%, 11/15/08 ................... $   500  $    552
   6.500%, 11/15/26 ...................   2,750     2,594
U.S. Treasury Notes
   8.750%, 08/15/00 ...................   1,000     1,067
   5.625%, 02/28/01 ...................   5,500     5,351
   6.625%, 07/31/01 ...................   1,000     1,004
   6.375%, 08/15/02 ...................     500       497
   5.750%, 08/15/03 ...................   1,000       959
   6.750%, 08/15/26 ...................     300       292
------------------------------------------------------------
     Total U.S. Treasury Obligations
       (Cost $12,442) .................            12,316
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.8%)
FFCB
   6.470%, 03/20/02 ...................   1,100     1,092
FHLMC
   6.395%, 05/16/00 ...................     500       499
   5.980%, 12/08/05 ...................     350       329
FNMA MTN
   6.770%, 09/01/05 ...................     250       247
------------------------------------------------------------
     Total U.S. Government Agency Obligations
       (Cost $2,204) ..................             2,167
------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (37.9%)
FHLMC Pool D71261
   7.500%, 05/01/26 ...................     381       381
FHLMC Pool E00412
   7.000%, 01/01/11 ...................     480       477
FHLMC Pool G10664
   7.000%, 02/01/12 ...................   1,481     1,473
FNMA Pool 250820
   7.000%, 01/01/27 ...................     742       723
FNMA Pool 356039
   6.500%, 08/01/03 ...................     239       236
FNMA REMIC 1996-30 PC
   7.000%, 11/25/20 ...................   4,600     4,606
GNMA Pool 352020
   6.500%, 11/15/23 ...................     614       581
GNMA Pool 433176
   8.000%, 08/15/26 ...................     488       497
GNMA Pool 780429
   7.500%, 09/15/26 ...................   5,148     5,145
------------------------------------------------------------
     Total Mortgage-Backed Securities
       (Cost $14,127) .................            14,119
------------------------------------------------------------
CORPORATE OBLIGATIONS (14.5%)
BANKS (0.7%)
Capital One Bank MTN
   6.830%, 05/17/99 ...................     250       250
------------------------------------------------------------
BUSINESS CREDIT INSTITUTIONS (0.7%)
General Motors Acceptance
   7.750%, 01/15/99 ...................     250       255
------------------------------------------------------------

                                         Face      Market
                                        Amount      Value
                                         (000)      (000)
                                        ------     ------
COMPUTERS & SERVICES (0.7%)
IBM
   6.375%, 06/15/00 ................... $   250   $   249
------------------------------------------------------------
FINANCIAL SERVICES (2.6%)
Macsaver Financial Services
   7.400%, 02/15/02 ...................   1,000       983
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (0.7%)
Philip Morris
   7.625%, 05/15/02 ...................     250       254
------------------------------------------------------------
HOTELS & LODGING (0.6%)
Marriott International
   7.125%, 06/01/07 ...................     250       242
------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (1.3%)
Associates of North America
   6.000%, 03/15/99 ...................     250       248
   6.000%, 03/15/00 ...................     250       246
------------------------------------------------------------
                                                      494
------------------------------------------------------------
SECURITY BROKERAGE/DEALERS (6.5%)
Jefferies Group
   8.875%, 05/01/04 ...................   1,000     1,034
Salomon Brothers
   7.200%, 02/01/04 ...................   1,375     1,366
------------------------------------------------------------
                                                    2,400
------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (0.7%)
AT&T
   7.000%, 05/15/05 ...................     250       248
------------------------------------------------------------
     Total Corporate Obligations
       (Cost $5,380) ..................             5,375
------------------------------------------------------------
ASSET BACKED SECURITIES (5.3%)
EQCC Home Equity Loan Trust,
  Ser 1994-1 A
   5.800%, 03/15/09 ...................     119       115
Greentree Financial,
  Ser 1995-9 A2
   6.000%, 01/15/27 ...................     592       588
Honda Auto Receivables Grantor Trust,
  Ser 1995-A
   6.200%, 12/15/00 ...................     325       327
Olympic Automobile Receivables Trust,
  Ser 1995-D A4
   6.050%, 11/15/00 ...................     800       800
The Money Store Home Equity Trust,
  Ser 1995-A1
   7.925%, 02/15/14 ...................     147       150
------------------------------------------------------------
     Total Asset Backed Securities
       (Cost $1,982) ..................             1,980
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND (concluded)
                                         Face      Market
                                        Amount      Value
                                         (000)      (000)
                                        ------     ------
REPURCHASE AGREEMENT (2.6%)
J.P. Morgan
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $972,392
  (collateralized by GNMA obligation
  par value $971,463, 8.000%, 01/01/00;
  total market value: $991,382) ........   $972  $    972
------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $972) .....................              972
------------------------------------------------------------
     Total Investments (99.2% )
       (Cost $37,107) ..................           36,929
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.8%)              308
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class ($.001
  par value -- .75 billion shares
  authorized) based on 3,613,836
  outstanding shares ...................           36,812
Portfolio Shares of Investor Class B ($.001
  par value -- .125 billion shares
  authorized) based on 83,374
  outstanding shares ...................              864
Accumulated net realized loss
  on investments .......................             (261)
Net unrealized depreciation
  on investments .......................             (178)
------------------------------------------------------------
     Total Net Assets: (100.0%) ........          $37,237
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(36,395,601 / 3,613,836
SHARES OUTSTANDING) ....................           $10.07
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(841,819 / 83,374 SHARES OUTSTANDING) ..           $10.10
============================================================
(1) Investor Class B has a contingent deferred sales charge for a description of a possible redemption charge, see the notes to the financial statements.
FFCB--Federal Farm Credit Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser--Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
MUNICIPAL BONDS (98.6%)
VIRGINIA
Alexandria, Industrial Development
  Authority, RB
   7.200%, 01/01/98 ...................  $1,000    $1,007
Arlington County, Public Improvements,
  GO, Callable 08/01/04 @ 102
   5.750%, 08/01/08 ...................   2,500     2,631
Augusta, Hospital Project, RB,
  Prerefunded 09/01/01 @ 102
   7.000%, 09/01/21 ...................   2,000     2,222
Big Stone Gap, Redevelopment & Housing
  Authority Wallens Ridge Project,
  RB, Callable 09/01/05 @ 102
   5.250%, 09/01/10 ...................   3,600     3,537
Chesapeake Bay, Bridge & Tunnel Authority,
  RB, Prerefunded 07/01/01 @102 MBIA
   6.375%, 07/01/22 ...................   9,000     9,775
Chesapeake, Hospital Authority,
  General Hospital Project, RB,
  Callable 07/01/00 @ 102
   8.200%, 07/01/05 ...................   1,000     1,104
Chesapeake, Public Improvements, GO
   5.800%, 08/01/02 ...................   2,000     2,095
Chesapeake, Refunding Bond, GO
   5.400%, 12/01/08 ...................   2,500     2,569
Chesterfield County, Refunding Bond, GO
   5.650%, 07/15/00 ...................   3,000     3,112
Chesterfield County, Health Center
  Community Project, RB,
  Callable 12/01/06 @ 102
   5.875%, 12/01/21 ...................     500       504
Chesterfield County, Public Improvements,
  GO, Callable 07/15/02 @ 101.50
   5.875%, 07/15/09 ...................   2,000     2,090
Danville, School Improvements, GO,
  Callable 08/01/03 @ 102 MBIA
   5.400%, 08/01/08 ...................     500       509
Fairfax County, Industrial Development
  Authority, Inova Health System Project,
  RB, Callable 08/15/06 @ 102
   5.300%, 08/15/07 ...................   1,500     1,519
Fairfax County, Refunding Bond,
  Ser B, GO, Callable 11/01/99 @ 100.50
   5.500%, 05/01/01 ...................   2,500     2,566
Fairfax County, School Improvements,
  GO, Callable 06/01/01 @ 102
   5.200%, 06/01/13 ...................   5,000     4,900
Fairfax County, Sewer Authority, RB
   5.625%, 07/15/01 ...................   1,000     1,042
Fairfax County, Sewer Authority,
  RB, Callable 11/15/03 @ 102, AMBAC
   5.400%, 11/15/07 ...................   2,000     2,060
   5.500%, 11/15/09 ...................   3,000     3,071
Fauquier County, School Improvements,
  GO, Callable  07/15/03 @ 102
   5.550%, 07/15/09 ...................     800       816

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Fredericksburg, Industrial Development
  Authority Hospital Facilities Project,
  RB, Callable 06/15/07 @ 102 AMBAC
   5.250%, 06/15/16 ...................  $5,000    $4,794
Hampton, Public Improvements,
  Ser C, GO, Callable 08/01/03 @ 102
   4.800%, 08/01/06 ...................   1,000       975
Hampton, Sanitation District Wastewater
  Authority, RB, Callable 10/01/03 @ 102
   4.900%, 10/01/06 ...................   2,000     1,990
Harrisonburg, Industrial Development
  Authority Rockingham,
  Memorial Hospital Project,
  RB, Callable 12/01/02 @ 102 MBIA
   5.750%, 12/01/13 ...................   3,000     3,007
Harrisonburg, Refunding Bond, GO
   6.000%, 08/01/99 ...................   1,000     1,034
   6.100%, 08/01/00 ...................   1,000     1,046
Henrico County, Industrial Development
  Authority, Westminister Project, RB
   7.300%, 10/01/99 ...................   1,060     1,073
Henrico County, Industrial Development
  Authority, Governmental Projects,
  RB, Callable 06/01/06 @ 102
   5.150%, 06/01/07 ...................   2,500     2,497
Henrico County, Industrial Development
  Authority, Browning Ferris Project, RB,
  Mandatory Put 12/01/05 @ 100 (A)
   5.300%, 06/01/97 ...................   1,000       994
Henry County, Public Improvements,
  GO, Callable 07/15/04 @ 102
   6.000%, 07/15/14 ...................   1,000     1,030
James Madison University, RB,
  Callable 06/01/03 @ 102
   5.375%, 06/01/09 ...................     500       494
Loudoun County, Sanitation Authority, RB,
  Callable 04/01/03 @ 102, FGIC
   5.900%, 01/01/02 ...................   1,000     1,054
Loudoun County, Sanitation Authority, RB,
  Callable 01/01/03 @ 102, FGIC
   6.100%, 01/01/04 ...................   1,250     1,342
Lynchburg, Refunding Bond, GO,
  Callable 04/01/03 @ 102
   5.250%, 04/01/08 ...................   2,000     2,027
Newport News, Public Improvements,
  Ser A, GO, Callable 01/15/06 @ 102
   5.200%, 01/15/16 ...................     960       917
Newport News, Public Improvements,
  Ser A, GO, Callable 07/01/05 @ 102 MBIA
   5.500%, 07/01/12 ...................   2,500     2,506
Newport News, Public Housing Authority,
  Multi-Family Housing for
  Newport-Oxford Project, RB (A)
   4.100%, 06/02/97 ...................   1,300     1,300
Newport News, Public Improvements,
  GO, Callable 01/15/07 @ 102
   5.250%, 01/15/14 ...................   3,530     3,437

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (continued)

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Newport News, Refunding Bond, GO,
  Callable 07/01/99 @ 101.50
   5.700%, 07/01/05 ...................  $2,000    $2,062
Newport News, School Improvements,
  Ser A, GO, Prerefunded
  11/01/00 @ 100.25
   6.200%, 11/01/01 ...................   1,000     1,054
Norfolk, Industrial Development Authority,
  Children's Hospital Project, RB, AMBAC
   6.900%, 06/01/06 ...................   1,000     1,132
Norfolk, Industrial Development Authority,
  Children's Hospital Project, RB,
  Callable 06/01/04 @ 102, AMBAC
   5.100%, 06/01/07 ...................   1,000     1,000
Norfolk, Industrial Development Authority,
  Sentara Hospital Project, Ser A, RB,
  Callable 11/01/04 @ 102
   4.800%, 11/01/06 ...................   1,000       976
   4.900%, 11/01/07 ...................   2,500     2,434
   5.000%, 11/01/08 ...................   2,500     2,431
Norfolk, Redevelopment & Housing
  Authority, Tidewater Community College
  Project, RB, Callable 11/01/05 @ 102
   5.800%, 11/01/08 ...................     700       739
Norfolk, Refunding Bond, Ser A, GO
   5.100%, 02/01/00 ...................   4,000     4,060
Peninsula Ports, Hospital Authority,
  Mary Immaculate Project, RB
   8.000%, 08/01/99 ...................     765       798
Peninsula Ports, Industrial  Development
  Authority, Olde Hampton Hotel Project,
  RB, Callable 07/01/97 @ 101
   4.875%, 07/01/16 ...................     500       502
Petersburg, Hospital Authority,
  Southside Regional Medical
  Center Project, RB
   5.600%, 07/01/00 ...................   1,600     1,646
Peumansend Creek, Regional Jail Authority,
  GAN, RB, Callable 04/01/99 @ 100
   4.550%, 04/01/00 ...................   5,000     5,000
Portsmouth, Public Improvements, GO,
  Prerefunded 08/01/00 @ 102
   6.750%, 08/01/04 ...................   1,500     1,626
Portsmouth, Refunding Bond, GO,
  Callable 08/01/03 @ 102
   5.450%, 08/01/07 ...................   2,000     2,052
Prince William County, Park Authority, RB
   5.500%, 10/15/99 ...................     500       502
   5.800%, 10/15/01 ...................     500       506
Prince William County, Park Authority, RB,
  Callable 10/15/04 @ 102
   6.200%, 10/15/05 ...................     500       512
Prince William County, Refunding Bond,
  Ser A, GO
   5.600%, 12/01/00 ...................   1,000     1,037
Prince William County, Refunding Bond,
  Ser C, GO, Callable 08/01/03 @ 102
   5.000%, 08/01/07 ...................   5,000     4,950


                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Prince William County, Water & Sewer
  Authority, RB, FGIC
   6.000%, 07/01/00 ...................  $1,000    $1,042
Prince William County, Water & Sewer
  Authority, RB, Prerefunded
  07/01/01 @ 102 FGIC
   6.500%, 07/01/21 ...................   1,000     1,087
Richmond, Metropolitan Expressway
  Authority, Ser A, RB,
  Callable 07/15/02 @ 102 FGIC
   5.900%, 07/15/03 ...................   1,500     1,596
Richmond, Public Improvements,
  Ser A, GO, Callable 01/15/05 @ 102
   6.000%, 01/15/00 ...................   2,000     2,072
Richmond, Public Improvements,
  Ser A, GO
   6.100%, 01/15/01 ...................   2,750     2,881
Richmond, Public Improvements,
  Ser A, GO, Callable 01/15/05 @ 102
   5.300%, 01/15/09 ...................   1,500     1,511
Richmond, Public Utility Authority,
  Ser A, RB, Callable 01/15/98 @ 102
   7.100%, 01/15/00 ...................   1,000     1,035
Richmond, Redevelopment & Housing
  Authority, RB, AMT (A)
   4.500%, 06/26/97 ...................   1,500     1,500
Roanoke Valley, Waste Authority, RB
   5.400%, 09/01/02 ...................   1,450     1,464
Roanoke, Industrial Development
  Authority, Roanoke Memorial
  Hospital Project, RB
   6.900%, 07/01/99 ...................   1,000     1,046
Roanoke, Industrial Development
  Authority, Roanoke Memorial
  Hospital Project, Ser B, RB,
  Callable 07/01/02 @ 102
   5.800%, 07/01/05 ...................     500       517
   5.900%, 07/01/06 ...................   2,500     2,609
Roanoke, Public Improvements, GO,
  Callable 02/01/06 @ 102
   5.000%, 02/01/12 ...................   3,165     3,011
Roanoke, Public Improvements,
  Ser B, GO
   5.800%, 08/01/00 ...................   1,000     1,040
Roanoke, Public Improvements, GO,
  Callable 07/17/97 @ 100.25
   6.625%, 08/01/97 ...................   1,000     1,004
   6.700%, 08/01/98 ...................   1,000     1,006
Roanoke, Public Improvements, GO
   4.900%, 02/01/06 ...................   1,000     1,000
Spotsylvania County, School Improvements,
  GO, Callable 07/15/02 @ 102
   5.300%, 07/15/03 ...................   1,500     1,530
Stafford County, Water
  Authority, RB, FGIC
   4.750%, 06/01/03 ...................   1,000     1,001
Suffolk, Refunding &
  Improvement Bond, GO
   5.200%, 08/01/02 ...................   1,500     1,532

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (continued)

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Suffolk, Refunding Bond, GO,
  Callable 08/01/03 @ 102
   5.100%, 08/01/00 ...................  $1,000    $1,017
   5.600%, 08/01/06 ...................   2,000     2,065
   5.700%, 08/01/07 ...................   2,000     2,072
University of Virginia, Ser A, RB,
  Callable 06/01/03 @ 102
   5.200%, 06/01/12 ...................   1,500     1,459
University of Virginia, Hospital Authority,
  Ser E, RB, Callable 06/01/99 @ 100
   6.000%, 06/01/13 ...................   1,000     1,010
University of Virginia, Hospital Authority,
  Ser E, RB, Callable 06/01/99 @ 102
   6.750%, 06/01/01 ...................   2,500     2,644
   6.900%, 06/01/04 ...................   2,000     2,115
Upper Occoquan, Sewer Authority,
  RB, Ser A, Callable
  07/01/06 @ 102 MBIA
   5.000%, 07/01/15 ...................   2,500     2,350
Virginia Beach, Development Authority,
  Sentara Bayside Hospital Project,
  RB, Callable 11/01/01 @ 102
   6.300%, 11/01/21 ...................   1,750     1,811
Virginia Beach, Highway Improvements,
  Ser A, GO, Callable 03/01/01 @ 102
   6.400%, 03/01/03 ...................   1,000     1,066
Virginia Beach, Judicial Center Project,
  Prerefunded 09/01/00 @ 102, COP, FGIC
   7.000%, 09/01/01 ...................   1,500     1,641
Virginia Beach, Public Improvements,
  GO, Callable 05/01/97 @ 102
   6.900%, 05/01/98 ...................   1,000     1,026
Virginia Beach, Public Improvements,
  Ser A, GO, Prerefunded 06/01/00 @ 102
   6.850%, 06/01/03 ...................   2,000     2,170
Virginia Beach, Public Improvements,
  Ser A, GO, Prerefunded 10/01/99 @ 102
   6.900%, 10/01/03 ...................   1,000     1,074
Virginia Beach, Public Improvements,
  Ser C, GO
   6.100%, 08/01/00 ...................   1,000     1,051
   6.100%, 08/01/01 ...................   1,000     1,060
Virginia Beach, Refunding Bond,
  GO, Callable 11/01/04 @ 102
   5.750%, 11/01/10 ...................   3,500     3,614
Virginia Beach, Refunding Bond, GO
   5.000%, 07/15/03 ...................   1,000     1,017
   5.300%, 07/15/07 ...................   2,000     2,052
   5.450%, 07/15/11 ...................   1,000     1,014
Virginia State College Building Authority,
  University of Richmond Project, RB,
  Callable 11/01/02 @ 102
   6.250%, 11/01/12 ...................   2,000     2,078
Virginia State College Building Authority,
  University of Richmond Project,
  RB, Callable 11/01/04 @ 100
   5.550%, 11/01/19 ...................   4,000     4,160

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Virginia State College Building Authority,
  University of Richmond Project, RB,
  Callable 11/01/99 @ 101
   6.400%, 11/01/22 ...................  $1,000    $1,048
Virginia State Education
  Loan Authority, Ser B, RB, ETM
   4.850%, 09/01/01 ...................     520       525
Virginia State Education
  Loan Authority, Ser F, RB, ETM
   5.250%, 03/01/00 ...................     560       573
Virginia State Education
  Loan Authority, RB, AMT
   5.600%, 03/01/03 ...................   2,500     2,594
Virginia State Education
  Loan Authority, RB,
  Callable 09/01/05 @ 100
   5.550%, 09/01/10 ...................   1,800     1,841
Virginia State Housing Development
  Authority, Ser B, RB,
  Callable 01/01/00 @ 102
   7.375%, 05/01/05 ...................   1,000     1,036
Virginia State Housing Development
  Authority, Ser C, RB,
  Callable 01/01/04 @ 102
   5.700%, 05/01/05 ...................   1,000     1,029
Virginia State Housing Development
  Authority, Ser C-4, RB, Callable
  01/01/02 @ 102
   4.900%, 01/01/04 ...................   1,000       990
Virginia State Housing Development
  Authority, Ser B, RB,
  Callable 01/01/06 @ 102
   6.350%, 01/01/15 ...................   3,000     3,090
Virginia State Housing Development
  Authority, Ser C, RB,
  Callable 07/01/02 @ 102
   6.000%, 07/01/06 ...................   2,000     2,033
Virginia State Housing Development
  Authority, Ser C, RB,
  Callable 11/01/03 @ 102
   5.600%, 11/01/07 ...................   1,000     1,004
Virginia State Housing Development
  Authority, Ser C, RB,
  Callable 01/01/02 @ 102
   5.550%, 01/01/11 ...................   3,000     2,974
Virginia State Public Building
  Authority, Ser A, RB
   6.000%, 08/01/06 ...................   6,000     6,420
Virginia State Public Building
  Authority, Ser B, RB
   5.600%, 08/01/01 ...................   4,000     4,145
Virginia State Public School
  Authority, Ser B, RB,
  Callable 01/01/03 @ 102
   5.600%, 01/01/05 ...................   1,880     1,972
Virginia State Public School Authority,
  Ser C, RB, Callable 01/01/04 @ 102
   4.875%, 01/01/09 ...................   1,000       965

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (concluded)

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------

Virginia State Public School
  Authority, Ser C, RB
   4.500%, 01/01/00 .................... $1,000  $  1,001
Virginia State Public School Authority,
  RB, Callable 01/01/02 @ 102
   6.250%, 01/01/08 ....................  2,000     2,128
Virginia State Public School Authority, RB
   5.000%, 01/01/04 ....................  2,000     2,013
Virginia State Public School Authority,
  Ser B, RB, Callable 01/01/00 @ 102
   5.850%, 01/01/02 ....................  1,500     1,564
Virginia State Refunding Bond, GO
   5.600%, 06/01/02 ....................  4,750     4,964
Virginia State Transportation Board
  U.S. Route 58 Corridor Project,
  RB, Callable 05/15/98 @ 102
   6.500%, 05/15/99 ....................  2,000     2,076
   6.000%, 05/15/19 ....................  1,000     1,013
Virginia State University &
  Polytechnic Institute, Ser A, RB,
  Callable 06/01/06 @ 102
   5.350%, 06/01/09 ....................  2,000     2,006
Virginia State University Medical
  College Project, Ser D, RB
   3.900%, 07/01/99 ....................  2,000     1,980
   4.250%, 07/01/01 ....................  2,000     1,963
Virginia State University, Ser A, RB,
  Callable 05/01/06 @ 102
   5.625%, 05/01/16 ....................  2,500     2,491
Winchester, Public Improvements, GO
   6.050%, 03/01/00 ....................    500       521
   6.150%, 03/01/01 ....................    500       528
Winchester, Refunding Bond, GO,
  Callable 01/15/04 @ 102
   5.400%, 01/15/08 ....................  1,000     1,015
------------------------------------------------------------
                                                  240,217
------------------------------------------------------------
     Total Municipal Bonds
       (Cost $235,805) .................          240,217
------------------------------------------------------------
CASH EQUIVALENT (0.3%)
Federated Virginia Municipal
  Cash Trust ...........................    734       734
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $734) .....................              734
------------------------------------------------------------
     Total Investments (98.9%)
       (Cost $236,539) .................          240,951
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.1%)            2,651
------------------------------------------------------------

                                                   Market
                                                    Value
                                                    (000)
                                                   ------

NET ASSETS:
Portfolio Shares of Trust Class ($.001
  par value -- .75 billion shares
  authorized) based on 23,336,616
  outstanding shares .........................   $231,544
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 766,083
  outstanding shares .........................      7,867
Undistributed net investment income ..........          9
Accumulated net realized loss
  on investments .............................       (230)
Net unrealized appreciation
  on investments .............................      4,412
------------------------------------------------------------
     Total Net Assets: (100.0%) ..............   $243,602
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(235,861,955 / 23,336,616
SHARES OUTSTANDING) ..........................        $10.11
------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(7,739,877 / 766,083
SHARES OUTSTANDING) ..........................        $10.10
------------------------------------------------------------
OFFER PRICE PER SHARE -- INVESTOR CLASS A
($10.10 / 96.5%) .............................        $10.47
============================================================
(A) Floating Rate Security--the rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1997. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
AMT--Alternative Minimum Tax
AMBAC--American Municipal Bond Assurance Corporation
COP--Certificate of Participation
ETM--Escrowed to Maturity
FGIC--Financial Guaranty Insurance Company
GAN--Grant Anticipation Note
GO--General Obligation
MBIA--Municipal Bond Investors Assurance
RB--Revenue Bond
Ser--Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
MUNICIPAL BONDS (94.7%)
VIRGINIA
Albemarle County, Industrial Development
  Authority, Hospital Revenue, RB,
  Callable 10/01/03 @ 102
   5.800%, 10/01/09 .....................  $500    $  504
Alexandria, Industrial Development
  Authority, Episcopal High School Project,
  RB, Callable 01/01/06 @ 102
   5.300%, 01/01/11 .....................   500       494
Alexandria, Industrial Development
  Authority, Potomac Electric Project, RB,
  Callable 02/15/04 @ 102, MBIA
   5.375%, 02/15/24 .....................   400       381
Alexandria, Redevelopment & Housing
  Authority, Buckingham Village Apartments
  Project, RB, Callable 01/01/06 @ 102
   6.050%, 07/01/16 .....................   250       251
Arlington County, Public Improvements,
  GO, Callable 06/01/05 @ 101.50
   5.400%, 06/01/12 .....................   250       251
Big Stone Gap, Wallens Ridge Development
  Project, RB, Callable 09/01/05 @ 102
   5.500%, 09/01/15 .....................   250       242
Capital Region Airport Community,
  Richmond International Airport Project,
  Ser A, RB, AMBAC
   5.625%, 07/01/15 .....................   500       499
Chesapeake, Refunding Bond, GO
   5.250%, 12/01/06 .....................   500       510
Chesterfield County, Refunding Bond, GO
   5.250%, 03/01/08 .....................   500       508
Fairfax County, Industrial
  Development Authority,
  Inova Health System Project, RB, FSA
   5.250%, 08/15/19 .....................   500       478
Fairfax County, Redevelopment &
  Housing Authority, Paul Spring
  Center Project, RB,
  Ser A, Callable 06/15/06 @ 103
   5.900%, 06/15/17 .....................   250       251
Fairfax County, Water Authority,
  RB, Callable 04/01/07 @ 102
   6.000%, 04/01/22 .....................   500       510
Fairfax, Redevelopment & Housing
  Authority, RB, Callable 06/01/06 @ 102
   5.500%, 06/01/12 .....................   425       422
Fairfax, School & Public Improvements,
  GO, Callable 06/01/03 @ 102
   5.000%, 06/01/07 .....................   500       502
Frederick-Winchester, Service Authority,
  Regional Sewer System Project, RB,
  Callable 10/01/03 @ 102, AMBAC
   5.750%, 10/01/10 .....................   150       153

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Fredericksburg, Industrial Development
  Authority, Hospital Facilities Project, RB,
  Callable 06/15/07 @ 102, AMBAC
   5.300%, 06/15/10 .....................  $500    $  498
Hampton Roads, Sanitation District, RB,
  Callable 10/01/03 @ 102
   5.100%, 10/01/08 .....................   335       333
Henrico County, Public Improvements,
  GO, Callable  01/15/03 @ 102
   5.200%, 01/15/07 .....................   250       254
Henry County, Industrial Development
  Authority, Martinsville & Henry Hospital
  Project, RB, Callable 01/01/07 @ 101
   6.000%, 01/01/17 .....................   500       507
James City County, Public Improvements,
  GO, Callable 12/15/05 @ 102, FGIC
   5.250%, 12/15/14 .....................   250       243
Leesburg, Public Improvements, GO,
  Callable 06/01/05 @ 102, AMBAC
   5.400%, 06/01/10 .....................   250       252
Loudoun County, School Improvements, GO,
  Callable 06/01/06 @ 102
   5.600%, 06/01/10 .....................   250       256
Lynchburg, Public Improvements, GO,
  Callable 05/01/06 @ 102
   5.100%, 05/01/11 .....................   500       488
Norfolk, Public & Sewer Improvements,
  GO, Callable  06/01/06 @ 101
   5.250%, 06/01/09 .....................   500       503
Northern Virginia Transportation District,
  Virginia Railway Express Project, RB,
  Callable 07/01/00 @ 100, FSA
   6.000%, 07/01/14 .....................   250       254
Portsmouth, Public Improvements, GO,
  Callable 08/01/06 @ 101, FGIC
   5.250%, 08/01/21 .....................   500       474
Portsmouth, Public Improvements, GO,
  Prerefunded 08/01/00 @ 102
   6.750%, 08/01/04 .....................   250       271
Richmond, Metropolitan
  Expressway Authority, Ser A, RB,
  Callable 07/15/02 @ 100, FGIC
   5.750%, 07/15/22 .....................   250       250
Richmond, Redevelopment &
  Housing Authority, RB, AMT (A)
   4.500%, 06/26/97 .....................   500       500
Richmond, Refunding Bond, Ser B,
  GO, Callable 01/15/06 @ 102, FGIC
   5.000%, 01/15/21 .....................   250       228
Riverside, Regional Jail Authority,
  RB, Callable 07/01/05 @ 102, MBIA
   6.000%, 07/01/25 .....................   250       256
Roanoke, Public Improvements Project,
  GO, Callable 08/01/04 @ 102
   5.150%, 08/01/12 .....................   250       240

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND (concluded)
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Spotsylvania County, Public Improvements,
  GO, Callable 07/15/02 @ 102
   5.875%, 07/15/10 ....................  $ 150  $    155
Stafford County, Water & Sewer System,
  RB, Callable 06/01/03 @ 102, FGIC
   5.250%, 06/01/12 ....................    250       245
Virginia Beach, Refunding Bond, GO
   5.450%, 07/15/11 ....................    200       203
Virginia Polytechnic Institute & State
  University, RB, Callable 06/01/06 @ 102
   5.500%, 06/01/16 ....................    200       196
Virginia Public School Authority,
  Ser B, RB, Prerefunded 01/01/99 @102
   6.500%, 01/01/03 ....................    400       422
Virginia State Housing Development
  Authority, Commonwealth Meeting
  Project, Ser A-4, AMT, RB,
  Callable 01/01/06 @ 102, MBIA
   6.350%, 07/01/18 ....................    150       153
Virginia State Housing Development
  Authority, Commonwealth
  Mortgage Project, RB, Ser A,
  Callable 07/01/03 @ 102
   6.400%, 07/01/17 ....................  1,000     1,030
Virginia State Park Authority,
  Biotechnology Research Project,
  RB, Callable 09/01/06 @ 101
   5.250%, 09/01/18 ....................    500       478
Virginia State Public Building Authority,
  RB, Callable 08/01/05 @ 101
   5.200%, 08/01/16 ....................    300       287
Virginia State Transportation Board,
  U.S. Route 58 Corridor Project,
  RB, Callable 05/15/98 @ 102
   6.000%, 05/15/19 ....................    250       253
Virginia State University, Ser A, RB,
  Callable 05/01/06 @ 102
   5.625%, 05/01/16 ....................  1,000       996
West Point, Industrial Development
  Authority, Chesapeake Corporation
  Project, Ser B, RB,
  Callable  03/01/04 @ 102
   6.250%, 03/01/19 ....................    150       154
------------------------------------------------------------
                                                   16,335
------------------------------------------------------------
     Total Municipal Bonds
       (Cost $16,309) ..................           16,335
------------------------------------------------------------
CASH EQUIVALENT (3.9%)
Federated Virginia Municipal Cash Trust     671       671
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $671) .....................              671
------------------------------------------------------------
     Total Investments (98.6%)
       (Cost $16,980) ..................           17,006
------------------------------------------------------------

                                                   Market
                                                    Value
                                                    (000)
                                                   ------

OTHER ASSETS AND LIABILITIES, NET (1.4%)         $    250
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class ($.001 par
  value -- .75 billion shares
  authorized) based on 1,600,351
  outstanding shares ...................           16,157
Portfolio Shares of Investor Class B ($.001
  par value -- .125 billion shares
  authorized) based on 105,016
  outstanding shares ...................            1,058
Accumulated net realized gain
  on investments .......................               15
Net unrealized appreciation
  on investments .......................               26
------------------------------------------------------------
     Total Net Assets: (100.0%) ........          $17,256
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(16,190,122 / 1,600,351
SHARES OUTSTANDING) ....................           $10.12
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(1,065,799 / 105,016
SHARES OUTSTANDING) ....................           $10.15
============================================================
(A) Floating Rate Security--the rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1997. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(1) Investors Class B has a contingent deferred sales charge. For description of a possible redemption charge, see the notes to the financial statements.
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
FGIC--Financial Guaranty Insurance Company
FSA--Financial Securities Assurance, Inc.
GO--General Obligation
MBIA--Municipal Bond Investors Assurance
RB--Revenue Bond
Ser--Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
MUNICIPAL BONDS (94.1%)
DELAWARE (2.4%)
Wilmington, Delaware MN (A)
   3.950%, 06/05/97 ...................    $200      $200
------------------------------------------------------------
MARYLAND (89.4%)
Anne Arundel County, Public Improvements,
  GO, Callable 02/01/04 @ 101.50
   4.600%, 02/01/06 ...................     250       243
Baltimore County, Metropolitan
  District Water Utility Improvements,
  Ser 64, GO, Callable 08/01/03 @ 102
   5.000%, 08/01/13 ...................     100        96
Baltimore County, Parking Authority,
  RB, Prerefunded 07/01/99 @ 102
   7.200%, 07/01/19 ...................     200       215
Baltimore, Construction &
  Public Improvements, GO,
  Callable 06/01/06 @ 101
   5.500%, 06/01/16 ...................     250       248
Baltimore, Parking Authority
  Refunding Bond, RB, FGIC
   4.350%, 07/01/02 ...................     200       197
Baltimore, Pollution Control
  General Motors Corporate Project, RB
   5.350%, 04/01/08 ...................     250       253
Calvert County, Pollution Control
  Baltimore Gas & Electric Company
  Project, RB, Callable 07/15/04 @ 102
   5.550%, 07/15/14 ...................     250       248
Carroll County, Public Improvements,
  GO, Callable 12/01/06 @ 101
   5.125%, 12/01/14 ...................     500       483
Harford County, Refunding Bond,
  GO, Callable 12/01/03 @ 102
   4.900%, 12/01/12 ...................     100        95
Howard County, Public Improvements,
  Ser A, GO, Callable 02/15/05 @ 101
   5.650%, 02/15/16 ...................     100       101
Maryland State Community
  Development Administration
  Multi-Family Housing Project,
  Ser B, RB, Callable 05/15/05 @ 102 (A)
   5.650%, 05/15/15 ...................     115       112
Maryland State Facilities Improvement,
  GO, Callable 10/15/05 @ 100
   5.000%, 10/15/06 ...................     250       252
Maryland State Health & Higher
  Education Facilities Authority,
  Pickersgill Project, Ser A, RB,
  Callable 01/01/07 @ 102
   6.000%, 01/01/15 ...................     350       354
Maryland State Health & Higher
  Educational Facilities Authority,
  Good Samaritan Hospital Project,
  RB, Callable 07/01/03 @ 102
   5.750%, 07/01/19 ...................     100        99

                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Maryland State Health & Higher
  Educational Facilities Authority, RB,
  Callable 10/01/06 @ 102, MBIA
   5.500%, 10/01/16 ...................    $250      $249
Maryland State Health & Higher
  Educational Facilities Authority,
  University of Maryland Medical
  Systems Project, Ser A,
  Prerefunded 07/01/01 @ 100, FGIC
   6.500%, 07/01/21 ...................     200       215
Maryland State Industrial Development
  Authority, Holy Cross Health System,
  RB, Callable 12/01/03 @ 102
   5.500%, 12/01/15 ...................     100        97
Maryland State National Park &
  Planning Authority, Prince Georges
  Project, GO, Prerefunded 07/01/00 @102
   6.900%, 07/01/02 ...................     100       109
Maryland State Public Improvements,
  Ser 1, GO, Callable 02/15/06 @ 101.50
   4.700%, 02/15/10 ...................     300       283
Maryland State Stadium Authority,
  Sports Facility, RB,
  Callable 03/01/06 @ 101, AMBAC
   5.800%, 03/01/26 ...................     250       250
Maryland State Transportation
  Authority, RB, ETM
   6.800%, 07/01/16 ...................     120       136
Montgomery County, Community
  Housing Authority Multi-Family
  Housing Project, Ser A, RB,
  Callable 07/01/05 @ 102 (A)
   6.000%, 07/01/20 ...................     100       101
Montgomery County, Human Services
  Headquarters Project, RB
   5.400%, 08/01/06 ...................     200       206
Montgomery County, Pollution Control
  Potomac Electric Power Company
  Project, RB, Callable 02/15/04 @ 102
   5.375%, 02/15/24 ...................     100        95
Montgomery County, Refunding Bond,
  Ser A, GO
   5.800%, 07/01/07 ...................     500       529
Northeast Maryland Waste Disposal
  Authority Montgomery County Project,
  RB, Callable 07/01/03 @ 102
   6.200%, 07/01/10 ...................     275       281
Ocean City, MD Refunding Bond,
  GO, MBIA
   4.500%, 10/15/05 ...................     100        97
Prince Georges County, Dimensions
  Health Project, RB,
  Callable 07/01/04 @ 102
   5.375%, 07/01/14 ...................     250       238
   5.300%, 07/01/24 ...................     250       229

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BONDFUND (concluded)
                                          Face     Market
                                         Amount     Value
                                          (000)     (000)
                                         ------    ------
Prince Georges County,
  Public Improvements, GO,
  Callable 09/01/02 @ 102
   5.625%, 09/01/04 ...................    $250    $  263
Prince Georges County,
  Water Utility Improvements Stormwater
  Management Project, GO,
  Callable 03/15/03 @ 102
   5.500%, 03/15/13 ...................     100        99
Queen Annes County,
  School Improvements, GO
   5.125%, 11/15/06 ...................     350       357
Saint Mary's County, GO,
  Callable 11/01/03 @ 102, AMBAC
   5.500%, 11/01/07 ...................     150       155
University of Maryland, Auxiliary
  Facilities Project, Ser A, RB,
  Callable 04/01/05 @ 102
   5.400%, 04/01/09 ...................     100       101
University of Maryland, Auxiliary
  Faculty & Tuition Project, RB,
  Callable 04/01/06 @ 101
   5.500%, 04/01/08 ...................     100       103
Washington County, Refunding Bond,
  GO, Callable 01/01/03 @ 102, FGIC
   5.250%, 01/01/07 ...................     100       102
Washington County, Suburban Sanitation
  District, GO, Callable 06/01/06 @ 100
   5.600%, 06/01/19 ...................     250       250
Worcester County, Refunding Bond, GO,
  Callable 08/01/06 @ 101, MBIA
   5.500%, 08/01/12 ...................     100       101
------------------------------------------------------------
                                                    7,642
------------------------------------------------------------
VIRGINIA (2.3%)
Commonwealth of Virginia MN (A)
   3.950%, 06/05/97 ...................     200       200
------------------------------------------------------------
     Total Municipal Bonds
       (Cost $8,063) ..................             8,042
------------------------------------------------------------
CASH EQUIVALENTS (4.4%)
Aim Tax Free Institutional Cash Reserve      75        75
Federated Maryland Municipal Cash Trust     306       306
------------------------------------------------------------
     Total Cash Equivalents
       (Cost $381) ....................               381
------------------------------------------------------------
     Total Investments (98.5%)
       (Cost $8,444) ..................             8,423
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.5%)              126
------------------------------------------------------------

                                                   Market
                                                    Value
                                                    (000)
                                                   ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .9 billion shares
  authorized) based on 863,847
  outstanding shares ..................            $8,371
Portfolio Shares of Investor Class B
  ($.001 par value -- 50 million shares
  authorized) based on 24,105
  outstanding shares ..................               230
Accumulated net realized loss
  on investments ......................               (31)
Net unrealized depreciation
  on investments ......................               (21)
------------------------------------------------------------
     Total Net Assets: (100.0%) .......            $8,549
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(8,316,612 / 863,847
SHARES OUTSTANDING) ...................             $9.63
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(232,343 / 24,105
SHARES OUTSTANDING) ...................             $9.64
============================================================
(A) Floating Rate Security--the rate reflected on the Statement of Net Assets is the rate in effect on May 31, 1997. The date reported on the Statement of Net Assets is the later of the date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(1) Investors Class B has a contingent deferred sales charge. For description of a possible redemption charge, see the notes to the financial statements.
AMBAC--American Municipal Bond Assurance Corporation
ETM--Escrowed to Maturity
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
MBIA--Municipal Bond Investors Assurance
MN--Master Note
RB--Revenue Bond
Ser--Series

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
VALUE FUND
                                                  Market
                                                   Value
                                         Shares    (000)
                                         ------   ------
COMMON STOCKS (90.1%)
AIR TRANSPORTATION (1.0%)
AMR* .................................   55,000   $ 5,466
------------------------------------------------------------
AUTOMOTIVE (1.8%)
General Motors .......................  175,000    10,019
------------------------------------------------------------
BANKS (3.7%)
BankAmerica ..........................   50,000     5,844
BankBoston ...........................  100,000     7,300
H.F. Ahmanson ........................  200,000     8,150
------------------------------------------------------------
                                                   21,294
------------------------------------------------------------
CHEMICALS (1.3%)
Dow Chemical .........................   86,000     7,170
------------------------------------------------------------
COMPUTERS & SERVICES (8.3%)
Cabletron Systems* ...................  257,700    11,339
Gateway 2000* ........................   85,000     5,642
Intel ................................   37,500     5,677
Storage Technology* ..................  300,000    12,225
Tandem Computers* ....................  900,000    12,825
------------------------------------------------------------
                                                   47,708
------------------------------------------------------------
DIVERSIFIED (1.5%)
Loews ................................   90,000     8,752
------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (3.4%)
General Electric .....................  125,000     7,547
Textron ..............................  100,000    11,850
------------------------------------------------------------
                                                   19,397
------------------------------------------------------------
ENERGY SERVICES (1.8%)
Dresser Industries ...................  300,000    10,275
------------------------------------------------------------
FINANCIAL SERVICES (4.5%)
FNMA .................................  220,000     9,597
Morgan Stanley Group .................  110,000     7,425
Travelers ............................  155,000     8,506
------------------------------------------------------------
                                                   25,528
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (9.6%)
Archer Daniels Midland ...............  390,000     7,800
Coca Cola ............................   80,000     5,460
Hershey Foods ........................  175,000     9,822
Philip Morris ........................  215,000     9,460
Quaker Oats ..........................  325,000    13,406
Sara Lee .............................  225,000     9,197
------------------------------------------------------------
                                                   55,145
------------------------------------------------------------

                                                  Market
                                                   Value
                                         Shares    (000)
                                         ------   ------
HEALTHCARE SERVICES (1.3%)
Aetna ................................   75,000  $  7,575
------------------------------------------------------------
INSURANCE (4.1%)
American International Group .........   25,000     3,384
Cigna ................................   65,000    11,294
General RE ...........................   50,000     8,762
------------------------------------------------------------
                                                   23,440
------------------------------------------------------------
MACHINERY (4.6%)
Case .................................  125,000     7,375
Caterpillar ..........................  100,000     9,762
Ingersoll-Rand .......................  173,000     9,428
------------------------------------------------------------
                                                   26,565
------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (9.4%)
Amgen* ...............................  135,000     9,028
Bristol-Myers Squibb .................   75,000     5,503
Pfizer ...............................   90,000     9,259
Schering Plough ......................  115,000    10,436
Tenet Healthcare* ....................  350,000     9,625
United States Surgical ...............  300,000    10,125
------------------------------------------------------------
                                                   53,976
------------------------------------------------------------
METALS & MINING (1.7%)
Alumax* ..............................  250,000     9,656
------------------------------------------------------------
PAPER & PAPER PRODUCTS (2.0%)
Fort Howard* .........................  250,000    11,469
------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (7.4%)
Exxon ................................  175,000    10,369
Mobil ................................   78,000    10,910
Phillips Petroleum ...................  200,000     8,500
Unocal ...............................  300,000    12,787
------------------------------------------------------------
                                                   42,566
------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.5%)
Eastman Kodak ........................  100,000     8,288
------------------------------------------------------------
RAILROADS (0.9%)
Canadian Pacific Limited .............  200,000     5,300
------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (1.5%)
Hospitality Properties Trust .........  275,000     8,731
------------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES (1.7%)
Carnival Cruise Lines, Cl A ..........  250,000     9,500
------------------------------------------------------------
RESTAURANTS (1.4%)
Wendy's International ................  350,000     8,181
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
VALUE FUND (concluded)
                                        Shares/
                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
RETAIL (4.9%)
Federated Department Stores* .........  285,000  $ 10,545
Kroger* ..............................  325,000     8,328
Toys R Us* ...........................  300,000     9,338
------------------------------------------------------------
                                                   28,211
------------------------------------------------------------
STEEL & STEEL WORKS (2.3%)
AK Steel Holding .....................   75,000     2,916
Nucor ................................  175,000    10,325
------------------------------------------------------------
                                                   13,241
------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (3.2%)
Ameritech ............................  100,000     6,550
AT&T .................................  320,000    11,800
------------------------------------------------------------
                                                   18,350
------------------------------------------------------------
UTILITIES, ELECTRIC, & GAS (5.3%)
CMS Energy ...........................  270,000     9,079
Southern .............................  400,000     8,500
Texas Utilities ......................  375,000    12,891
------------------------------------------------------------
                                                   30,470
------------------------------------------------------------
     Total Common Stocks
       (Cost $415,704) ...............            516,273
------------------------------------------------------------
CASH EQUIVALENT (4.2%)
Aim Liquid Assets Portfolio ..........  $23,870    23,870
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $23,870) ................             23,870
------------------------------------------------------------
REPURCHASE AGREEMENT (5.4%)
J.P. Morgan
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $30,850,170
  (collateralized by various GNMA obligations
  total par value $33,027,394,
  7.500%-8.000%, 07/15/22-05/15/27;
  total market value: $31,452,627) ....  30,836    30,836
------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $30,836) .................            30,836
------------------------------------------------------------
     Total Investments (99.7%)
       (Cost $470,410) ................           570,979
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.3%)            1,966
------------------------------------------------------------


                                                  Market
                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class ($.001
  par value -- 1.0 billion shares
  authorized) based on 36,884,869
  outstanding shares .....................       $397,168
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 1,469,485
  outstanding shares .....................         17,141
Portfolio Shares of Investor Class B
  ($.001 par value -- .25 billion shares
  authorized) based on 501,341
  outstanding shares .....................          6,295
Undistributed net investment income ......            140
Accumulated net realized gain
  on investments .........................         51,632
Net unrealized appreciation
  on investments .........................        100,569
------------------------------------------------------------
     Total Net Assets: (100.0%) ..........       $572,945
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(543,741,170 / 36,884,869
SHARES OUTSTANDING) ......................         $14.74
------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
( 21,787,497 / 1,469,485
SHARES OUTSTANDING) ......................         $14.83
------------------------------------------------------------
OFFER PRICE PER SHARE -- INVESTOR CLASS A
($14.83 / 95.5%) .........................         $15.53
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(7,416,734 / 501,341
SHARES OUTSTANDING) ......................         $14.79
============================================================
* Non-income producing security.
Cl--Class
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
(1) Investors Class B has a contingent deferred sales charge. For description of a possible redemption charge, see the notes to the financial statements.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

                                                   Market
                                                    Value
                                        Shares      (000)
                                        ------     ------
COMMON STOCKS (90.7%)
AIRCRAFT (1.6%)
Boeing ...............................   12,000   $ 1,263
------------------------------------------------------------
CHEMICALS (1.3%)
Praxair ..............................   20,000     1,052
------------------------------------------------------------
COMPUTERS & SERVICES (19.1%)
BMC Software* ........................   40,000     2,160
Cabletron Systems* ...................   32,000     1,408
Cisco Systems* .......................   20,000     1,350
Computer Associates International ....   36,000     1,971
Electronics for Imaging* .............   16,000       636
Gateway 2000* ........................   19,000     1,261
Hewlett Packard ......................   30,000     1,545
Intel ................................   12,000     1,816
Microsoft* ...........................   16,000     1,984
Storage Technology* ..................   30,000     1,222
------------------------------------------------------------
                                                   15,353
------------------------------------------------------------
CONSUMER SERVICES (1.5%)
Service International ................   34,500     1,216
------------------------------------------------------------
COSMETICS, SOAPS & TOILETRIES (1.7%)
Procter & Gamble .....................   10,000     1,379
------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (2.3%)
General Electric .....................   30,000     1,811
------------------------------------------------------------
FINANCIAL SERVICES (1.6%)
FNMA .................................   30,000     1,309
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (13.6%)
Campbell Soup ........................   21,000       966
Coca Cola ............................   30,000     2,047
Hershey Foods ........................   22,000     1,235
Nabisco Holdings, Cl A ...............   39,000     1,545
Philip Morris ........................   50,000     2,200
Quaker Oats ..........................   37,000     1,526
Sara Lee .............................   34,000     1,390
------------------------------------------------------------
                                                   10,909
------------------------------------------------------------
HOTELS & LODGING (0.5%)
Hilton Hotels ........................   15,000       424
------------------------------------------------------------
INSURANCE (3.9%)
AMBAC ................................   12,000       900
American International Group .........   10,000     1,354
Travelers ............................   16,000       878
------------------------------------------------------------
                                                    3,132
------------------------------------------------------------
MACHINERY (1.9%)
Illinois Tool Works ..................   30,000     1,489
------------------------------------------------------------
MANUFACTURING (2.0%)
Tyco International ...................   25,000     1,587
------------------------------------------------------------

                                        Shares/
                                         Face      Market
                                        Amount      Value
                                        Shares      (000)
                                        ------     ------

MEDICAL PRODUCTS & SERVICES (17.9%)
Abbott Laboratories ..................   25,000   $ 1,575
Amgen* ...............................   30,000     2,006
Guidant ..............................   20,000     1,553
Johnson & Johnson ....................   32,000     1,916
Merck ................................   18,000     1,618
Pfizer ...............................    2,500       257
Schering Plough ......................   20,000     1,815
United States Surgical ...............   50,000     1,688
Watson Pharmaceuticals* ..............   50,000     1,956
------------------------------------------------------------
                                                   14,384
------------------------------------------------------------
PAPER & PAPER PRODUCTS (1.1%)
Fort Howard* .........................   20,000       918
------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (4.7%)
Reading & Bates* .....................   35,000       888
Schlumberger .........................   10,000     1,191
Tidewater ............................   10,000       421
Unocal ...............................   30,000     1,279
------------------------------------------------------------
                                                    3,779
------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.5%)
Eastman Kodak ........................    5,000       414
------------------------------------------------------------
PRINTING & PUBLISHING (1.5%)
Gannett ..............................   13,000     1,203
------------------------------------------------------------
PROFESSIONAL SERVICES (1.5%)
Apollo Group, Cl A* ..................   35,000     1,225
------------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES (1.2%)
Carnival Cruise Lines, Cl A ..........   25,000       950
------------------------------------------------------------
RETAIL (6.9%)
Home Depot ...........................   25,000     1,575
PepsiCo ..............................   50,000     1,838
TJX ..................................   25,000     1,200
Toys R Us* ...........................   13,000       405
Wendy's International ................   21,000       491
------------------------------------------------------------
                                                    5,509
------------------------------------------------------------
STEEL & STEEL WORKS (1.8%)
Nucor ................................   25,000     1,475
------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (2.6%)
Worldcom* ............................   70,000     2,074
------------------------------------------------------------
     Total Common Stocks
       (Cost $60,810) ................             72,855
------------------------------------------------------------
CASH EQUIVALENT (3.8%)
Aim Liquid Assets Portfolio ..........   $3,034     3,034
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $3,034) .................              3,034
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (concluded)
                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
REPURCHASE AGREEMENT (5.7%)
J.P. Morgan
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $4,566,754
  (collateralized by GNMA obligation par
  value $4,674,844, 6.000%, 08/20/26;
  total market value: $4,655,936) ....   $4,565  $  4,565
------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $4,565) .................              4,565
------------------------------------------------------------
     Total Investments (100.2%)
       (Cost $68,409) ................             80,454
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)            (117)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 5,231,891
  outstanding shares .................             61,806
Portfolio Shares of Investor Class A
  ($.001 par value -- .25 billion shares
  authorized) based on 430,964
  outstanding shares .................              4,764
Undistributed net investment income ..                  3
Accumulated net realized gain
  on investments .....................              1,719
Net unrealized appreciation
  on investments .....................             12,045
------------------------------------------------------------
     Total Net Assets: (100.0%) ......            $80,337
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(74,282,138 / 5,231,891
SHARES OUTSTANDING) ..................             $14.20
------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(6,054,946 / 430,964
SHARES OUTSTANDING) ..................             $14.05
------------------------------------------------------------
OFFER PRICE PER SHARE -- INVESTOR CLASS A
($14.05 / 95.5%) .....................             $14.71
============================================================
*  Non-income producing security.
Cl--Class
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
SPECIAL EQUITY FUND
                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
COMMON STOCKS (91.0%)
AEROSPACE & DEFENSE (3.0%)
Avondale Industries* .................   62,000    $1,162
Tracor* ..............................   70,000     1,759
------------------------------------------------------------
                                                    2,921
------------------------------------------------------------
APPAREL/TEXTILES (1.4%)
Burlington Industries* ...............  128,000     1,408
------------------------------------------------------------
AUTOMOTIVE (2.1%)
Arvin Industries .....................   73,500     2,040
------------------------------------------------------------
BANKS (1.6%)
Glendale Federal* ....................   32,500       829
SouthTrust ...........................   18,500       719
------------------------------------------------------------
                                                    1,548
------------------------------------------------------------
BUILDING & CONSTRUCTION SUPPLIES (0.8%)
Martin Marietta Materials ............   27,000       776
------------------------------------------------------------
CHEMICALS (3.1%)
Aceto ................................   28,500       378
Hanna ................................   60,000     1,387
Wellman ..............................   72,000     1,287
------------------------------------------------------------
                                                    3,052
------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (5.2%)
Aspect Telecommunications* ...........   53,000     1,188
Boston Technology* ...................   59,000     1,696
Comverse Technology* .................   48,200     2,193
------------------------------------------------------------
                                                    5,077
------------------------------------------------------------
COMPUTER SOFTWARE (4.4%)
Memco Software Limited* ..............  102,000     1,798
Pure Atria* ..........................   61,000       968
Rational Software* ...................   77,500     1,453
------------------------------------------------------------
                                                    4,219
------------------------------------------------------------
COMPUTERS & SERVICES (6.2%)
Etec Systems* ........................   21,200       943
Hutchinson Technology* ...............   27,000       739
Splash Technologies Holdings* ........   35,000       814
Storage Technology* ..................   43,000     1,752
Tech Data* ...........................   60,000     1,777
------------------------------------------------------------
                                                    6,025
------------------------------------------------------------
ELECTRICAL SERVICES (0.5%)
Public Service of New Mexico .........   25,000       441
------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (2.9%)
DII Group* ...........................   62,000     1,953
SCI Systems* .........................   13,000       845
------------------------------------------------------------
                                                    2,798
------------------------------------------------------------

                                                  Market
                                                   Value
                                        Shares     (000)
                                        ------    ------
ENERGY SERVICES (1.8%)
AES* .................................   24,000   $ 1,722
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (2.4%)
Schweitzer-Manduit International .....   67,000     2,303
------------------------------------------------------------
GAS/NATURAL GAS (1.3%)
Public Service of North Carolina .....   30,000       566
USX-Delhi Group ......................   50,000       681
------------------------------------------------------------
                                                    1,247
------------------------------------------------------------
HOTELS & LODGING (3.6%)
Doubletree* ..........................   32,000     1,432
Prime Hospitality* ...................  110,000     2,049
------------------------------------------------------------
                                                    3,481
------------------------------------------------------------
INSURANCE (11.1%)
American Bankers Insurance Group .....    5,000       283
Amerin* ..............................   60,300     1,387
CMAC Investment ......................   43,000     1,790
Fremont General ......................   62,000     2,178
Life Re ..............................   35,000     1,505
NAC Re ...............................   57,000     2,273
Old Republic International ...........   45,000     1,356
------------------------------------------------------------
                                                   10,772
------------------------------------------------------------
LEASING & RENTING (1.7%)
Renters' Choice* .....................   87,000     1,653
------------------------------------------------------------
MACHINERY (4.2%)
Agco .................................   50,500     1,610
Titan International ..................  119,000     1,815
Trinity Industries ...................   21,000       630
------------------------------------------------------------
                                                    4,055
------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (12.9%)
Advanced Technologies Laboratories* ..   51,500     1,996
Beverly Enterprises* .................  100,000     1,412
Hologic* .............................   98,000     2,315
Respironics* .........................  110,000     2,200
Vencor* ..............................   29,100     1,186
Watson Pharmaceuticals* ..............   48,500     1,898
Wellpoint Health Networks* ...........   31,000     1,480
------------------------------------------------------------
                                                   12,487
------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (4.9%)
Benton Oil & Gas* ....................  100,000     1,550
Cooper Cameron* ......................   28,000     2,293
Global Marine * ......................   40,000       900
------------------------------------------------------------
                                                    4,743
------------------------------------------------------------

STATEMENT OF NET ASSETS                                         CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited
--------------------------------------------------------------------------------
SPECIAL EQUITY FUND (concluded)
                                        Shares/
                                         Face     Market
                                        Amount     Value
                                         (000)     (000)
                                        ------    ------
PRINTING & PUBLISHING (0.6%)
Golden Books Family Entertainment* ....  50,000  $    556
------------------------------------------------------------
PROFESSIONAL SERVICES (2.3%)
Accustaff* ............................  49,000     1,176
Corestaff* ............................  47,500     1,104
------------------------------------------------------------
                                                    2,280
------------------------------------------------------------
RECREATION (1.6%)
Callaway Golf .........................  47,000     1,516
------------------------------------------------------------
RETAIL (7.0%)
Buckle* ...............................  98,000     2,082
Proffitts* ............................  33,000     1,316
S & K Famous Brands* ..................  55,000       564
Stein Mart* ...........................  25,000       750
Zale* ................................. 101,000     2,033
------------------------------------------------------------
                                                    6,745
------------------------------------------------------------
STEEL & STEEL WORKS (2.9%)
AK Steel Holding ......................  36,000     1,400
Schnitzer Steel Industries, Cl A ......  55,000     1,375
------------------------------------------------------------
                                                    2,775
------------------------------------------------------------
TESTING LABORATORIES (0.0%)
Perseptive Biosystems Warrants (A)* ...      39       --
Perseptive Biosystems (A)* ............      68       --
------------------------------------------------------------
                                                      --
------------------------------------------------------------
TRUCKING (1.5%)
Roadway Express .......................  80,000     1,490
------------------------------------------------------------
     Total Common Stocks
       (Cost $73,976) .................            88,130
------------------------------------------------------------
CASH EQUIVALENT (4.1%)
Aim Liquid Assets Portfolio ...........  $3,967     3,967
------------------------------------------------------------
     Total Cash Equivalent
       (Cost $3,967) ..................             3,967
------------------------------------------------------------
REPURCHASE AGREEMENT (5.2%)
J.P. Morgan
  5.550%, dated 05/30/97, matures
  06/02/97, repurchase price $5,078,569
  (collateralized by GNMA obligation par
  value $5,198,773, 6.000%, 08/20/26;
  total market value: $5,177,746) .....   5,076     5,076
------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $5,076) ..................             5,076
------------------------------------------------------------
     Total Investments (100.3%)
       (Cost $83,019) .................            97,173
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.3%)             (675)
------------------------------------------------------------

                                                  Market
                                                   Value
                                                   (000)
                                                  ------
NET ASSETS:
Portfolio Shares of Trust Class
  ($.001 par value -- .75 billion shares
  authorized) based on 6,299,466
  outstanding shares ........................     $71,955
Portfolio Shares of Investor Class A
  ($.001 par value -- .125 billion shares
  authorized) based on 336,252
  outstanding shares ........................       3,836
Portfolio Shares of Investor Class B
  ($.001 par value -- .125 billion shares
  authorized) based on 71,994
  outstanding shares ........................         870
Undistributed net investment loss ...........         (46)
Accumulated net realized gain
  on investments ............................       5,729
Net unrealized appreciation
  on investments ............................      14,154
------------------------------------------------------------
     Total Net Assets: (100.0%) .............     $96,498
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS
(90,638,314 / 6,299,466
SHARES OUTSTANDING) .........................      $14.39
------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS A
(4,837,052 / 336,252
SHARES OUTSTANDING) .........................      $14.39
------------------------------------------------------------
OFFER PRICE PER SHARE -- INVESTOR CLASS A
($14.39 / 95.5%) ............................      $15.07
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- INVESTOR CLASS B (1)
(1,023,002 / 71,994
SHARES OUTSTANDING) .........................      $14.21
============================================================
*  Non-income producing security.
Cl--Class
GNMA--Government National Mortgage Association
(1) Investors Class B has a contingent deferred sales charge. For description of a possible redemption charge, see the notes to the financial statements.
(A) Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

STATEMENT OF OPERATIONS                                         CRESTFUNDS, INC.
For the Period Ended May 31, 1997                                      Unaudited


---------------------------------------------------------------------------------------------------------------------------
                                                                                  (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
                                                      CASH RESERVE  U.S. TREASURY  TAX FREE   LIMITED TERM  INTERMEDIATE
                                                          FUND       MONEY FUND   MONEY FUND    BOND FUND    BOND FUND
---------------------------------------------------------------------------------------------------------------------------
Interest Income: ....................................    $21,893     $11,707        $3,621       $2,528       $9,784
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .........................      1,481         869           403          194          837
   Waiver of Investment Advisory Fees ...............         --          --            --           --           --
   Administrative Fees ..............................        586         326           151           58          209
   Waiver of Administrative Fees ....................         --          --            --           --           --
   Custodian/Transfer Agent Fees ....................        346         174            79           35          110
   Professional Fees ................................         53          38            17            2           12
   Director Fees ....................................         11           7             4            1            3
   Registration & Filing Fees .......................         22          17             5            2           26
   Insurance Expense ................................          4           2             2            1            1
   Distribution Fees--Trust Class ...................        528         326           148           58          208
   Waiver of Distribution Fees--Trust Class .........       (528)       (326)         (148)         (58)        (208)
   Distribution Fees--Investors Class A .............        155          --             8            1            2
   Waiver of Distribution Fees--Investors Class A ...       (155)         --            (8)          (1)          (2)
   Distribution Fees--Investors Class B .............         --          --            --           --           --
   Waiver of Distribution Fees--Investors Class B ...         --          --            --           --           --
   Printing Fees ....................................         19          12             6            1            4
   Miscellaneous Fees ...............................         16         (14)           (2)           4           20
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses .................................      2,538       1,431           665          298        1,222
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income ...............................     19,355      10,276         2,956        2,230        8,562
---------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments .............         33          --            (3)        (295)      (1,393)
Change in Net Unrealized Appreciation (Depreciation)
   of Investments ...................................         --          --            --         (914)      (5,667)
---------------------------------------------------------------------------------------------------------------------------
Change in Net Realized and Unrealized Gain (Loss)
   on Investments ...................................         33          --            (3)      (1,209)      (7,060)
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   from Operations ..................................     19,388      10,276         2,953        1,021        1,502
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
30

STATEMENT OF OPERATIONS                                         CRESTFUNDS, INC.
For the Period Ended May 31, 1997                                      Unaudited


--------------------------------------------------------------------------------------------------------------------------------
                                                                         (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
                                                  VIRGINIA INTERMEDIATEVIRGINIA     MARYLAND                 CAPITAL    SPECIAL
                                         GOVERNMENT     MUNICIPAL     MUNICIPAL     MUNICIPAL     VALUE   APPRECIATION  EQUITY
                                          BOND FUND     BOND FUND     BOND FUND     BOND FUND     FUND        FUND       FUND
--------------------------------------------------------------------------------------------------------------------------------
Interest Income: .......................  $1,089          $6,651       $458           $179        $1,093       $ 192       $185
Dividend Income: .......................      --              --         --             --         4,758         302        234
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ............      98             617         50             21         2,025         267        326
   Waiver of Investment Advisory Fees ..     (16)             --         (8)           (15)           --          --         --
   Administrative Fees .................      24             185         13              6           405          53         65
   Waiver of Administrative Fees .......     (24)             --        (13)            (3)           --          --         --
   Custodian/Transfer Agent Fees .......      13             108          8              3           223          27         38
   Professional Fees ...................       1               6          2             (1)           30          (1)         3
   Director Fees .......................      --               2         --             --             6          (1)         1
   Registration & Filing Fees ..........       4              36          3              2            40           6          3
   Insurance Expense ...................      --               1         --             --             3          --         --
   Distribution Fees--Trust Class ......      24             179         12              5           386          50         61
   Waiver of Distribution Fees--
     Trust Class .......................     (24)           (179)       (12)            (5)         (386)        (50)       (61)
   Distribution Fees--Investors Class A       --               6         --             --            14           4          3
   Waiver of Distribution Fees--
     Investors Class A .................      --              (6)        --             --           (14)         (4)        (3)
   Distribution Fees--Investors Class B        4              --          4              1            30          --          5
   Waiver of Distribution Fees--
     Investors Class B .................      (1)             --         (1)            --           (10)         --         (1)
   Printing Fees .......................      --               2          1             --            10          --          1
   Miscellaneous Fees ..................       9               6          4             10            12          24          8
--------------------------------------------------------------------------------------------------------------------------------
     Total Expenses ....................     112             963         63             24         2,774         375        449
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss) ......     977           5,688        395            155         3,077         119        (30)
--------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)
   on Investments ......................    (170)            592         26             (6)       52,074       1,719      5,735
Change in Net Unrealized Appreciation
   (Depreciation) of Investments .......    (573)         (3,296)      (271)           (66)        3,510       6,422      1,116
--------------------------------------------------------------------------------------------------------------------------------
Change in Net Realized and Unrealized
   Gain (Loss) on Investments ..........    (743)         (2,704)      (245)           (72)       55,584       8,141      6,851
--------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   from Operations .....................     234           2,984        150             83        58,661       8,260      6,821
================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


       The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                              CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1997 (Unaudited) and for the Period
Ended November 30, 1996

                                                                               (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                  CASH RESERVE  CASH RESERVE  U.S. TREASURY  U.S. TREASURY   TAX FREE     TAX FREE
                                                      FUND          FUND       MONEY FUND      MONEY FUND   MONEY FUND   MONEY FUND
                                                  ------------ ------------   -------------  -------------  -----------  -----------
                                                    12/01/96      12/01/95       12/01/96       12/01/95      12/01/96    12/01/95
                                                  TO 05/31/97   TO 11/30/96    TO 05/31/97    TO 11/30/96   TO 05/31/97  TO 11/30/96
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
     Net Investment Income .............          $   19,355     $   28,174      $  10,276    $   18,524    $     2,956  $    5,282
     Net Realized Gain (Loss) on Investments.             33              7             --            --             (3)        392
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations      19,388         28,181         10,276        18,524          2,953       5,674
------------------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class .......................             (17,481)       (25,572)       (10,276)      (18,524)        (2,897)     (5,218)
     Investors Class A .................              (1,924)        (2,601)            --            --            (59)        (64)
     Investors Class B .................                  --             (1)            --            --             --          --
   Capital Gains
     Trust Class .......................                  --             --             --            --             --        (380)
     Investors Class A .................                  --             --             --            --             --          (4)
     Investors Class B .................                  --             --             --            --             --          --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                           (19,405)       (28,174)       (10,276)      (18,524)        (2,956)     (5,666)
------------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets                                     (17)             7             --           --              (3)          8
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (All at $1.00 Per Share):
   Trust Class:
     Proceeds from Shares Issued .......             743,899        948,964        642,938       897,803        174,333     275,099
     Reinvestment of Cash Distributions.                 483            833             94           137             --          --
     Cost of Shares Redeemed ...........            (614,228)      (848,850)      (516,046)     (879,343)      (156,145)   (295,120)
                                                    --------       --------       --------      --------       --------    --------
       Total Trust Class Transactions                130,154        100,947        126,986        18,597         18,188     (20,021)
                                                    --------       --------       --------      --------       --------    --------
   Investors Class A:
     Proceeds from Shares Issued .......              53,480         74,370             --            --          7,151       5,955
     Reinvestment of Cash Distributions.               1,923          2,608             --            --             60          69
     Cost of Shares Redeemed ...........             (31,823)       (51,807)            --            --         (3,734)     (4,657)
                                                    --------       --------       --------      --------       --------    --------
       Total Investors Class A Transactions           23,580         25,171             --            --          3,477       1,367
                                                    --------       --------       --------      --------       --------    --------
   Investors Class B:
     Proceeds from Shares Issued .......                  22             --             --            --             --          --
     Reinvestment of Cash Distributions.                   1              1             --            --             --          --
     Cost of Shares Redeemed ...........                  --             (7)            --            --             --          --
                                                    --------       --------       --------      --------       --------    --------
       Total Investors Class B Transactions               23             (6)            --            --             --          --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ..........             153,757        126,112        126,986        18,597         21,665     (18,654)
------------------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets       153,740        126,119        126,986        18,597         21,662     (18,646)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................             686,565        560,446        389,051       370,454        185,314     203,960
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period .......................            $840,305       $686,565       $516,037      $389,051       $206,976    $185,314
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                              CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1997 (Unaudited) and for the Period Ended November 30, 1996

                                                                               (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
                                                 LIMITED TERM LIMITED TERM INTERMEDIATE INTERMEDIATE GOVERNMENT  GOVERNMENT
                                                   BOND FUND   BOND FUND    BOND FUND     BOND FUND   BOND FUND   BOND FUND
                                                 ------------ ------------ ------------ ------------ ----------  ----------
                                                    12/01/96   12/01/95      12/01/96     12/01/95    12/01/96    12/01/95
                                                  TO 05/31/97 TO 11/30/96  TO 05/31/97  TO 11/30/96 TO 05/31/97  TO 11/30/96
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
     Net Investment Income .............           $  2,230   $  4,783       $ 8,562      $ 7,930     $  977       $  918
     Net Realized Gain (Loss) on Investments           (295)      (555)       (1,393)         524       (170)         (92)
     Change in Net Unrealized Appreciation
       (Depreciation) of Investments ...               (914)      (476)       (5,667)       1,883       (573)        (155)
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations      1,021      3,752         1,502       10,337        234          671
---------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class .......................             (2,200)    (4,716)       (8,480)      (7,848)      (958)        (893)
     Investors Class A .................                (29)       (90)          (63)        (115)        --           --
     Investors Class B .................                 --         --            --           --        (19)         (25)
   In Excess of Net Investment Income
     Trust Class .......................                 --         --            --           --         --           --
     Investors Class A .................                 --         --            --           --         --           --
     Investors Class B .................                 --         --            --           --         --           --
   Capital Gains
     Trust Class .......................                 --         --            --           --         --           --
     Investors Class A .................                 --         --            --           --         --           --
     Investors Class B .................                 --         --            --           --         --           --
   In Excess of Capital Gains
     Trust Class .......................                 --         --            --           --         --           --
     Investors Class A .................                 --         --            --           --         --           --
     Investors Class B .................                 --         --            --           --         --           --
---------------------------------------------------------------------------------------------------------------------------
       Total Distributions .............             (2,229)    (4,806)       (8,543)      (7,963)      (977)        (918)
---------------------------------------------------------------------------------------------------------------------------
Change in Net Assets ...................             (1,208)    (1,054)       (7,041)       2,374       (743)        (247)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued .......             18,531     30,369        40,275      232,804     20,719       13,571
     Reinvestment of Cash Distributions.              1,176      2,917         1,017        2,198        383           42
     Cost of Shares Redeemed ...........            (29,050)   (36,075)      (32,001)     (38,078)    (4,155)      (3,415)
                                                    -------    -------       -------      -------     ------       ------
       Total Trust Class Transactions ..             (9,343)    (2,789)        9,291      196,924     16,947       10,198
                                                    -------    -------       -------      -------     ------       ------
   Investors Class A:
     Proceeds from Shares Issued........                  9        587            63          758         --          --
     Reinvestment of Cash Distributions.                 24         73            52           98         --          --
     Cost of Shares Redeemed ...........               (204)      (969)         (371)        (328)        --          --
                                                    -------    -------       -------      -------     ------       ------
       Total Investors Class A Transactions            (171)      (309)         (256)         528         --          --
                                                    -------    -------       -------      -------     ------       ------
   Investors Class B:
     Proceeds from Shares Issued........                 --         --            --           --        156          381
     Reinvestment of Cash Distributions                  --         --            --           --         14           19
     Cost of Shares Redeemed ...........                 --         --            --           --         (6)         (18)
                                                    -------    -------       -------      -------     ------       ------
       Total Investors Class B Transactions              --         --            --           --        164          382
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ..........             (9,514)    (3,098)        9,035      197,452     17,111       10,580
---------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets      (10,722)    (4,152)        1,994      199,826     16,368       10,333
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................             86,095     90,247       283,425       83,599     20,869       10,536
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period .......................           $ 75,373   $ 86,095      $285,419     $283,425    $37,237      $20,869
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued .....................              1,843      3,067         4,146       23,858      2,043        1,315
     Shares Issued in Lieu of Cash Distributions        120        295           105          225         38            4
     Shares Redeemed ...................             (2,960)    (3,652)       (3,289)      (3,883)      (412)        (332)
                                                    -------    -------       -------      -------     ------       ------
       Total Trust Class Share Transactions            (997)      (290)          962       20,200      1,669          987
                                                    -------    -------       -------      -------     ------       ------
   Investors Class A:
     Shares Issued .....................                  1         59             6           78         --           --
     Shares Issued in Lieu of Cash Distributions          2          7             5            9         --           --
     Shares Redeemed ...................                (21)       (98)          (38)         (33)        --           --
                                                    -------    -------       -------      -------     ------       ------
       Total Investors Class A Share Transactions       (18)       (32)          (27)          54         --           --
                                                    -------    -------       -------      -------     ------       ------
   Investors Class B:
     Shares Issued .....................                 --         --            --           --         15           37
     Shares Issued in Lieu of Cash Distributions         --         --            --           --          1            2
     Shares Redeemed ...................                 --         --            --           --         (1)          (2)
                                                    -------    -------       -------      -------     ------       ------
       Total Investors Class B Share Transactions        --         --            --           --         15           37
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
   Share Transactions ..................               (965)       322           935       20,254      1,684        1,024
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                              CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1997 (Unaudited) and for the
Period Ended November 30, 1996

                                                                            (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
                                            VIRGINIA    VIRGINIA
                                          INTERMEDIATE INTERMEDIATE  VIRGINIA     VIRGINIA      MARYLAND     MARYLAND
                                            MUNICIPAL   MUNICIPAL    MUNICIPAL    MUNICIPAL     MUNICIPAL    MUNICIPAL
                                            BOND FUND   BOND FUND    BOND FUND    BOND FUND     BOND FUND   BOND FUND(1)
                                          ------------ ------------ -----------  -----------   -----------  ------------
                                            12/01/96    12/01/95     12/01/96     12/01/95      12/01/96     03/01/96
                                           TO 05/31/97 TO 11/30/96  TO 05/31/97  TO 11/30/96   TO 05/31/97  TO 11/30/96
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
     Net Investment Income .............    $ 5,688    $  3,992       $  395       $  553       $   155      $  132
     Net Realized Gain (Loss) on Investments    592         123           26           --            (6)        (25)
     Change in Net Unrealized Appreciation
       (Depreciation) of Investments ...     (3,296)      7,143         (271)          82           (66)         45
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From
   Operations ..........................      2,984      11,258          150          635            83         152
---------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
   Net Investment Income
     Trust Class .......................     (5,500)     (3,639)        (378)        (527)         (153)       (130)
     Investors Class A .................       (179)       (349)          --           --            --          --
     Investors Class B .................         --          --          (17)         (26)           (2)         (2)
   In Excess of Net Investment Income
     Trust Class .......................         --          --           --           --            --          --
     Investors Class A .................         --          --           --           --            --          --
     Investors Class B .................         --          --           --           --            --          --
   Capital Gains
     Trust Class .......................         --          --          (11)          --            --          --
     Investors Class A .................         --          --           --           --            --          --
     Investors Class B .................         --          --           (1)          --            --          --
   In Excess of Capital Gains
     Trust Class .......................         --          --           --           --            --          --
     Investors Class A .................         --          --           --           --            --          --
     Investors Class B .................         --          --           --           --            --          --
---------------------------------------------------------------------------------------------------------------------------
       Total Distributions .............     (5,679)     (3,988)        (407)        (553)         (155)       (132)
---------------------------------------------------------------------------------------------------------------------------
Change in Net Assets ...................     (2,695)      7,270         (257)          82           (72)         20
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued .......     18,441     214,918        3,800       13,472         3,173       6,095
     Reinvestment of Cash Distributions.         10          11           10            5             2           2
     Cost of Shares Redeemed ...........    (23,118)    (22,461)      (3,282)      (3,895)         (595)       (306)
                                            -------     -------       ------       ------         -----       -----
       Total Trust Class Transactions ..     (4,667)    192,468          528        9,582         2,580       5,791
                                            -------     -------       ------       ------         -----       -----
   Investors Class A:
     Proceeds from Shares Issued........        306       1,145           --           --            --          --
     Reinvestment of Cash Distributions.        136         277           --           --            --          --
     Cost of Shares Redeemed ...........       (800)     (1,860)          --           --            --          --
                                            -------     -------       ------       ------         -----       -----
       Total Investors Class A Transactions    (358)       (438)          --           --            --          --
                                            -------     -------       ------       ------         -----       -----
   Investors Class B:
     Proceeds from Shares Issued .......         --          --          328          359           118         113
     Reinvestment of Cash Distributions.         --          --           13           17             2           2
     Cost of Shares Redeemed ...........         --          --          (55)        (216)           --          (5)
                                            -------     -------       ------       ------         -----       -----
       Total Investors Class B Transactions      --          --          286          160           120         110
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ..........     (5,025)    192,030          814        9,742         2,700       5,901
---------------------------------------------------------------------------------------------------------------------------
       Total Increase(Decrease)in Net Assets (7,720)    199,300          557        9,824         2,628       5,921
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................    251,322      52,022       16,699        6,875         5,921          --
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period .......................   $243,602   $251,322      $17,256      $16,699       $ 8,549      $5,921
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued .....................      1,821      21,786          377        1,331           331         627
     Shares Issued in Lieu of
     Cash Distributions ................          1           1            1           --            --          --
     Shares Redeemed ...................     (2,284)     (2,225)        (325)        (384)          (63)        (32)
                                            -------     -------       ------       ------         -----       -----
       Total Trust Class Share Transactions    (462)     19,562           53          947           268         595
                                            -------     -------       ------       ------         -----       -----
   Investors Class A:
     Shares Issued .....................         30         113           --           --            --          --
     Shares Issued in Lieu of Cash
       Distributions ...................         14          27           --           --            --          --
     Shares Redeemed ...................        (79)       (184)          --           --            --          --
                                            -------     -------       ------       ------         -----       -----
       Total Investors Class A Share
         Transactions ..................        (35)        (44)          --           --            --          --
                                            -------     -------       ------       ------         -----       -----
   Investors Class B:
     Shares Issued .....................         --          --           33           35            12          13
     Shares Issued in Lieu of Cash
       Distributions ...................         --          --            1            2            --          --
     Shares Redeemed ...................         --          --           (5)         (21)           --          (1)
                                            -------     -------       ------       ------         -----       -----
       Total Investors Class B Share
          Transactions                           --          --           29           16            12          12
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
   Share Transactions ..................       (497)     19,518           82          963           280         607
===========================================================================================================================

(1) Commenced operations on March 1, 1996.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                              CRESTFUNDS, INC.
For the Six Month Period Ended May 31, 1997 (Unaudited) and for the
Period Ended November 30, 1996

                                                                             (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------

                                                                        CAPITAL      CAPITAL      SPECIAL      SPECIAL
                                               VALUE        VALUE    APPRECIATION APPRECIATION    EQUITY       EQUITY
                                               FUND         FUND         FUND         FUND         FUND         FUND
                                            -----------  ----------- ------------ ------------  -----------  -----------
                                             12/01/96     12/01/95     12/01/96     12/01/95     12/01/96     12/01/95
                                            TO 05/31/97  TO 11/30/96  TO 05/31/97  TO 11/30/96  TO 05/31/97  TO 11/30/96
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
     Net Investment Income .............      $ 3,077    $  4,777       $  119       $  104       $   (30)    $   257
     Net Realized Gain on Investments ..       52,074      16,756        1,719        1,899         5,735       3,928
     Change in Net Unrealized Appreciation
       of investments ..................        3,511      79,107        6,422        4,702         1,116       7,966
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting
   From Operations .....................       58,662     100,640        8,260        6,705         6,821      12,151
---------------------------------------------------------------------------------------------------------------------------
Distribution to Shareholders:
     Trust Class .......................       (3,149)     (4,346)        (118)         (83)          (30)       (247)
     Investors Class A .................         (116)       (199)          (8)         (14)           (2)        (19)
     Investors Class B .................          (18)        (23)          --           --            --          --
   In Excess of Net Investment Income
     Trust Class .......................           --          --           --           --            --          --
     Investors Class A .................           --          --           --           --            --          --
     Investors Class B .................           --          --           --           --            --          --
   Capital Gains
     Trust Class .......................       (2,857)    (14,523)      (1,515)          --        (2,129)     (1,429)
     Investors Class A .................          (96)       (743)        (226)          --          (129)       (110)
     Investors Class B .................          (28)       (186)          --           --           (27)        (21)
   In Excess of Capital Gains
     Trust Class .......................           --          --           --           --            --          --
     Investors Class A .................           --          --           --           --            --          --
     Investors Class B .................           --          --           --           --            --          --
---------------------------------------------------------------------------------------------------------------------------
       Total Distributions .............       (6,264)    (20,020)      (1,867)         (97)       (2,317)     (1,826)
---------------------------------------------------------------------------------------------------------------------------
Change in Net AssetS ...................       52,397      80,620        6,393        6,608         4,504      10,325
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Trust Class:
     Proceeds from Shares Issued .......       44,372     324,452       56,278       17,305        21,042      29,781
     Reinvestment of Cash Distributions.        1,994      10,467          319            8         1,455       1,316
     Cost of Shares Redeemed ...........     (106,058)    (79,508)     (21,383)      (9,622)      (14,034)    (17,031)
                                             --------     -------      -------       ------       -------     -------
       Total Trust Class Transactions ..      (59,692)    255,411       35,214        7,691         8,463      14,066
                                             --------     -------      -------       ------       -------     -------
   Investors Class A:
     Proceeds from Shares Issued .......        3,780       4,589        1,157        1,389           310         689
     Reinvestment of Cash Distributions.          208         931          233           14           124         122
     Cost of Shares Redeemed ...........       (2,154)     (2,402)        (513)        (702)         (473)     (1,437)
                                             --------     -------      -------       ------       -------     -------
       Total Investors Class A Transactions     1,834       3,118          877          701           (39)       (626)
                                             --------     -------      -------       ------       -------     -------
   Investors Class B:
     Proceeds from Shares Issued .......        1,989       2,571           --           --           117         366
     Reinvestment of Cash Distributions.           44         207           --           --            26          21
     Cost of Shares Redeemed ...........         (404)       (255)          --           --          (119)        (74)
                                             --------     -------      -------       ------       -------     -------
       Total Investors Class B Transactions     1,629       2,523           --           --            24         313
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions ..........      (56,229)    261,052       36,091        8,392         8,448      13,753
---------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease) in Net Assets (3,832)    341,672       42,484       15,000        12,952      24,078
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................      576,777     235,105       37,853       22,853        83,546      59,468
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   End of Period .......................     $572,945    $576,777      $80,337      $37,853      $ 96,498    $ 83,546
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Trust Class:
     Shares Issued .....................        3,274      27,872        4,364        1,425         2,401       2,402
     Shares Issued in Lieu of Cash
        Distributions ..................          150         848           25            1           100         100
     Shares Redeemed ...................       (7,872)     (6,393)      (1,586)        (799)       (1,300)     (1,300)
                                             --------     -------      -------       ------       -------     -------
       Total Trust Class Share Transactions    (4,448)     22,327        2,803          627         1,201       1,202
                                             --------     -------      -------       ------       -------     -------
   Investors Class A:
     Shares Issued .....................          276         369           90          117            53          53
     Shares Issued in Lieu of Cash Distributions   16          75           19            1             9           9
     Shares Redeemed ...................         (158)       (192)         (40)         (59)         (110)       (110)
                                             --------     -------      -------       ------       -------     -------
       Total Investors Class A Share
          Transactions .................          134         252           69           59           (48)        (48)
                                             --------     -------      -------       ------       -------     -------
   Investors Class B:
     Shares Issued .....................          146         205           --           --            28          28
     Shares Issued in Lieu of Cash Distributions    3          17           --           --             2           2
     Shares Redeemed ...................          (30)        (20)          --           --            (6)         (6)
                                             --------     -------      -------       ------       -------     -------
       Total Investors Class B Share
          Transactions .................          119         202           --           --            24          24
---------------------------------------------------------------------------------------------------------------------------
Net Increase from Capital Share Transactions   (4,195)     22,781        2,872          686         1,177       1,178
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                            CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1997 (unaudited) and for the Years Ended November 30


                       INVESTMENT ACTIVITIES       DISTRIBUTIONS                                                  RATIO
             NET     ------------------------- ----------------------   NET               NET                 OF EXPENSES
            ASSET                NET REALIZED                          ASSET            ASSETS,      RATIO     TO AVERAGE
            VALUE,       NET    AND UNREALIZED    NET                  VALUE,             END     OF EXPENSES  NET ASSETS
          BEGINNING  INVESTMENT   GAIN(LOSS)   INVESTMENT   CAPITAL     END     TOTAL  OF PERIOD  TO AVERAGE   EXCLUDING
          OF PERIOD    INCOME   ON INVESTMENTS   INCOME      GAINS   OF PERIOD  RETURN   (000)    NET ASSETS  FEE WAIVERS
--------------------------------------------------------------------------------------------------------------------------
-----------------
CASH RESERVE FUND
-----------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $1.00       0.025           --       (0.025)       --      $1.00    5.00%*  751,278     0.65%*       0.80%*
  1996       1.00       0.049           --       (0.049)       --       1.00    4.98%   621,139     0.66%        0.81%
  1995       1.00       0.053           --       (0.053)       --       1.00    5.45%   520,185     0.66%        0.81%
  1994       1.00       0.034           --       (0.034)       --       1.00    3.46%   377,493     0.66%        0.66%
  1993       1.00       0.027           --       (0.027)       --       1.00    2.76%   408,036     0.66%        0.66%
  1992       1.00       0.036           --       (0.036)       --       1.00    3.66%   496,847     0.61%        0.61%
  1991       1.00       0.060           --       (0.060)       --       1.00    6.17%*  396,534     0.51%        0.58%
  INVESTORS CLASS A
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $1.00       0.025           --       (0.025)       --      $1.00    5.00%*   88,989     0.66%*       1.06%*
  1996       1.00       0.049           --       (0.049)       --       1.00    4.97%    65,411     0.67%        1.07%
  1995       1.00       0.053           --       (0.053)       --       1.00    5.44%    40,240     0.67%        1.07%
  1994       1.00       0.033           --       (0.033)       --       1.00    3.36%    11,832     0.68%        0.97%
  1993 (1)   1.00       0.014           --       (0.014)       --       1.00    1.49%*       73     1.16%*      13.00%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $1.00       0.021           --       (0.020)       --      $1.00    4.14%*       38     1.51%*       1.66%*
  1996       1.00       0.040           --       (0.040)       --       1.00    4.08%        15     1.52%        1.67%
  1995 (2)   1.00       0.028           --       (0.028)       --       1.00    2.82%*       21     1.52%*       1.67%*

------------------------
U.S. TREASURY MONEY FUND
------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $1.00       0.024           --       (0.024)       --      $1.00    4.76%*  516,037     0.66%*       0.81%*
  1996       1.00       0.047           --       (0.047)       --       1.00    4.80%   389,051     0.66%        0.81%
  1995       1.00       0.052           --       (0.052)       --       1.00    5.29%   370,454     0.66%        0.81%
  1994       1.00       0.033           --       (0.033)       --       1.00    3.30%   319,477     0.66%        0.66%
  1993       1.00       0.025           --       (0.025)       --       1.00    2.51%   342,537     0.66%        0.66%
  1992       1.00       0.034           --       (0.034)       --       1.00    3.55%   482,881     0.64%        0.65%
  1991       1.00       0.058           --       (0.058)       --       1.00    6.00%   279,790     0.56%        0.62%
  INVESTORS CLASS A (+)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1994       1.00       0.008           --       (0.008)       --       1.00    0.79%*       --     0.92%*      29.16%*
  1993       1.00       0.003           --       (0.003)       --       1.00    0.34%        17     1.16%*      36.60%*
-------------------
TAX-FREE MONEY FUND
-------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $1.00       0.015           --       (0.015)       --      $1.00    2.94%*  200,505     0.66%*       0.81%*
  1996       1.00       0.029         0.002      (0.029)   (0.002)      1.00    3.14%   182,320     0.66%        0.81%
  1995       1.00       0.032           --       (0.032)       --       1.00    3.26%   202,333     0.66%        0.81%
  1994       1.00       0.021           --       (0.021)       --       1.00    2.07%   157,602     0.67%        0.67%
  1993       1.00       0.019           --       (0.019)       --       1.00    1.88%   142,284     0.66%        0.66%
  1992       1.00       0.031           --       (0.031)       --       1.00    3.03%   155,458     0.47%        0.62%
  1991       1.00       0.046           --       (0.046)       --       1.00    4.72%   166,670     0.27%        0.70%
  INVESTORS CLASS A
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $1.00       0.015           --       (0.015)       --      $1.00    2.92%*    6,471     0.67%*       1.07%*
  1996       1.00       0.029         0.002      (0.029)   (0.002)      1.00    3.13%     2,994     0.67%        1.07%
  1995       1.00       0.031           --       (0.031)       --       1.00    3.25%     1,627     0.67%        1.07%
  1994       1.00       0.020           --       (0.020)       --       1.00    1.98%       757     0.76%        1.44%
  1993 (3)   1.00       0.009           --       (0.009)       --       1.00    0.88%*      228     1.16%*       3.00%*


                             RATIO OF
                           NET INVESTMENT
              RATIO OF      INCOME TO
            NET INVESTMENT   AVERAGE
               INCOME       NET ASSETS  PORTFOLIO
             TO AVERAGE      EXCLUDING   TURNOVER
             NET ASSETS     FEE WAIVERS    RATE
------------------------------------------------
-----------------
CASH RESERVE FUND
-----------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997           4.96%*        4.81%*      --
  1996           4.87%         4.72%       --
  1995           5.31%         5.16%       --
  1994           3.37%         3.37%       --
  1993           2.75%         2.75%       --
  1992           3.50%         3.50%       --
  1991           6.00%         5.93%       --
  INVESTORS CLASS A
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997           4.95%*        4.55%*      --
  1996           4.85%         4.45%       --
  1995           5.31%         4.91%       --
  1994           3.35%         3.06%       --
  1993 (1)       2.25%*      (14.09%)*     --
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997           3.99%*        3.84%*      --
  1996           4.02%         3.87%       --
  1995 (2)       4.45%*        4.30%*      --

------------------------
U.S. TREASURY MONEY FUND
------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997           4.73%*        4.58%*      --
  1996           4.69%         4.54%       --
  1995           5.16%         5.01%       --
  1994           3.23%         3.23%       --
  1993           2.52%         2.52%       --
  1992           3.37%         3.36%       --
  1991           5.61%         5.55%       --
  INVESTORS CLASS A (+)
  FOR THE YEARS ENDED NOVEMBER 30,:
  1994           2.31%*      (25.93%)*     --
  1993           2.02%*      (33.42%)*     --
-------------------
TAX-FREE MONEY FUND
-------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997           2.93%*        2.78%*      --
  1996           2.88%         2.73%       --
  1995           3.19%         3.04%       --
  1994           2.06%         2.06%       --
  1993           1.85%         1.85%       --
  1992           3.00%         2.85%       --
  1991           4.39%         3.96%       --
  INVESTORS CLASS A
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997           2.97%*        2.57%*      --
  1996           2.86%         2.46%       --
  1995           3.16%         2.76%       --
  1994           1.97%         1.29%       --
  1993 (3)       1.35%*       (0.49%)*     --

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commencement of operations for this class May 4, 1993.
(2) Commencement of operations for this class April 19, 1995.
(3) Commencement of operations for this class May 5, 1993.
(+) Ceased operations March 31, 1994.
*   Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                            CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1997 (unaudited) and for the Years Ended November 30


                       INVESTMENT ACTIVITIES       DISTRIBUTIONS                                                  RATIO
             NET     ------------------------- ----------------------   NET               NET                 OF EXPENSES
            ASSET                NET REALIZED                          ASSET            ASSETS,      RATIO     TO AVERAGE
            VALUE,       NET    AND UNREALIZED    NET                  VALUE,             END     OF EXPENSES  NET ASSETS
          BEGINNING  INVESTMENT   GAIN(LOSS)   INVESTMENT   CAPITAL     END     TOTAL  OF PERIOD  TO AVERAGE   EXCLUDING
          OF PERIOD    INCOME   ON INVESTMENTS   INCOME      GAINS   OF PERIOD  RETURN   (000)    NET ASSETS  FEE WAIVERS
---------------------------------------------------------------------------------------------------------------------------
----------------------
LIMITED TERM BOND FUND
----------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $9.93      0.281        (0.150)     (0.281)       --       $9.78    1.35%   74,439       0.77%*       0.92%*
  1996      10.03      0.534        (0.097)     (0.537)       --        9.93    4.52%   84,973       0.78%        0.93%
  1995       9.49      0.532         0.534      (0.526)       --       10.03   11.50%   88,789       0.78%        0.93%
  1994      10.16      0.480        (0.640)     (0.480)   (0.030)       9.49   (1.56%)  83,369       0.76%        0.76%
  1993       9.81      0.500         0.350      (0.500)       --       10.16    8.84%   85,968       0.77%        0.77%
  1992 (4)  10.00      0.070        (0.190)     (0.070)       --        9.81   (1.22%)  72,590       1.04%*       1.04%*
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $9.95      0.282        (0.152)     (0.280)       --       $9.80    1.34%      934       0.78%*       0.93%*
  1996      10.06      0.535        (0.109)     (0.536)       --        9.95    4.40%    1,122       0.79%        0.94%
  1995       9.50      0.530         0.556      (0.526)       --       10.06   11.70%    1,458       0.79%        0.94%
  1994      10.17      0.480        (0.650)     (0.470)   (0.030)       9.50   (1.72%)     593       0.77%        1.03%
  1993 (5)  10.11      0.260         0.060      (0.260)       --       10.17    3.16%*     427       1.02%*       1.48%*

----------------------
INTERMEDIATE BOND FUND
----------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $9.94      0.297        (0.250)     (0.297)       --       $9.69    0.50%  283,493       0.88%*       1.03%*
  1996      10.12      0.550        (0.175)     (0.555)       --        9.94    3.92%  281,187       0.88%        1.03%
  1995       9.16      0.569         0.954      (0.563)       --       10.12   17.07%   81,870       0.88%        1.03%
  1994      10.20      0.530        (1.000)     (0.530)   (0.040)       9.16   (4.72%)  77,143       0.88%        0.88%
  1993       9.70      0.520         0.500      (0.520)       --       10.20   10.69%   58,487       0.90%        0.90%
  1992 (4)  10.00      0.080        (0.300)     (0.080)       --        9.70   (2.20%)* 13,759      1.15%*        1.15%*
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $9.94      0.297        (0.241)     (0.296)       --       $9.70    0.60%    1,926       0.89%*       1.04%*
  1996      10.12      0.543        (0.169)     (0.554)       --        9.94    3.91%    2,238       0.89%        1.04%
  1995       9.16      0.572         0.951      (0.563)       --       10.12   17.08%    1,729       0.89%        1.04%
  1994      10.19      0.520        (0.990)     (0.520)   (0.040)       9.16   (4.72%)   1,030       0.89%        1.05%
  1993 (6)  10.20      0.290        (0.010)         --    (0.290)      10.19    2.72%*     618       1.15%*       1.58%*

--------------------
GOVERNMENT BOND FUND
--------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $10.37      0.301        (0.300)     (0.301)       --      $10.07    0.04%   36,395       0.67%*       1.07%*
  1996      10.66      0.591        (0.290)     (0.591)       --       10.37    3.02%   20,171       0.69%        1.09%
  1995(7)   10.00      0.412         0.753      (0.412)   (0.093)      10.66   11.85%*  10,211       0.71%*       1.11%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $10.39      0.258        (0.290)     (0.257)       --      $10.10   (0.29)%     842       1.53%*       1.93%*
  1996      10.68      0.503        (0.291)     (0.502)       --       10.39    2.12%      698       1.55%        1.95%
  1995(8)   10.03      0.338         0.738      (0.333)   (0.093)      10.68   10.86%*     325       1.55%*       1.95%*




                            RATIO OF
                          NET INVESTMENT
             RATIO OF      INCOME TO
           NET INVESTMENT   AVERAGE
              INCOME       NET ASSETS  PORTFOLIO
            TO AVERAGE      EXCLUDING   TURNOVER
            NET ASSETS     FEE WAIVERS    RATE
-----------------------------------------------
----------------------
LIMITED TERM BOND FUND
----------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997          5.73%*       5.58%*      29%
  1996          5.41%        5.26%       51%
  1995          5.44%        5.29%       36%
  1994          4.92%        4.92%       47%
  1993          4.95%        4.95%       61%
  1992 (4)      4.46%*       4.46%*       2%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997          5.72%*       5.57%*      29%
  1996          5.39%        5.24%       51%
  1995          5.46%        5.31%       36%
  1994          4.92%        4.66%       47%
  1993 (5)      4.70%*       4.24%*      61%

----------------------
INTERMEDIATE BOND FUND
----------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997          6.13%*       5.98%*      38%
  1996          5.70%        5.55%       35%
  1995          5.89%        5.74%       37%
  1994          5.53%        5.53%       39%
  1993          5.15%        5.15%       28%
  1992 (4)      4.63%*       4.63%*       0%
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997          6.11%*       5.96%*      38%
  1996          5.54%        5.39%       35%
  1995          5.87%        5.72%       37%
  1994          5.51%        5.35%       39%
  1993 (6)      4.90%*       4.47%*      28%

--------------------
GOVERNMENT BOND FUND
--------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997          6.00%*       5.60%*      84%
  1996          5.75%        5.35%       16%
  1995(7)       6.00%*       5.60%*      28%
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997          5.12%*       4.72%*      84%
  1996          4.89%        4.49%       16%
  1995(8)       5.05%*       4.65%*      28%

Amounts designated as "--" are either $0 or have been rounded to $0.
(4) Commencement of operations for this class September 28, 1992.
(5) Commencement of operations for this class May 19, 1993.
(6) Commencement of operations for this class May 11, 1993.
(7) Commencement of operations for this class April 5, 1995.
(8) Commencement of operations for this class April 19, 1995.
*  Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                            CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1997 (unaudited) and for the Years Ended November 30




                       INVESTMENT ACTIVITIES       DISTRIBUTIONS                                                  RATIO
             NET     ------------------------- ----------------------   NET               NET                 OF EXPENSES
            ASSET                NET REALIZED                          ASSET            ASSETS,      RATIO     TO AVERAGE
            VALUE,       NET    AND UNREALIZED    NET                  VALUE,             END     OF EXPENSES  NET ASSETS
          BEGINNING  INVESTMENT   GAIN(LOSS)   INVESTMENT   CAPITAL     END     TOTAL  OF PERIOD  TO AVERAGE   EXCLUDING
          OF PERIOD    INCOME   ON INVESTMENTS   INCOME      GAINS   OF PERIOD  RETURN   (000)    NET ASSETS  FEE WAIVERS
---------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $10.22      0.232       (0.110)      (0.232)       --     $10.11     1.22%  235,862       0.78%*      0.93%*
  1996      10.24      0.419       (0.021)      (0.418)       --      10.22     4.01%  243,137       0.78%       0.93%
  1995       9.21      0.428        1.030       (0.428)       --      10.24     16.09%  43,373       0.72%       0.94%
  1994      10.33      0.440       (1.100)      (0.440)   (0.020)      9.21    (6.53%)  41,365       0.65%       0.77%
  1993 (9)  10.00      0.390        0.330       (0.390)       --      10.33     7.25%*  39,392       0.71%*      0.85%*
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $10.21      0.236       (0.115)      (0.231)       --     $10.10     1.21%    7,740       0.79%*      0.94%*
  1996      10.23      0.415       (0.018)      (0.417)       --      10.21     4.01%    8,185       0.79%       0.94%
  1995       9.20      0.428        1.029       (0.427)       --      10.23     16.10%   8,649       0.73%       0.95%
  1994      10.32      0.440       (1.100)      (0.440)   (0.020)      9.20    (6.56%)   7,481       0.66%       0.80%
  1993 (3)  10.22      0.260        0.100       (0.260)       --      10.32    (3.53%)*  4,805       0.66%*      0.90%*

----------------------------
VIRGINIA MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $10.28      0.238       (0.152)      (0.238)   (0.008)    $10.12     0.87%   16,190       0.71%*      1.11%*
  1996      10.40      0.465       (0.120)      (0.465)       --      10.28     3.48%   15,911       0.71%       1.11%
  1995(7)   10.00      0.309        0.445       (0.310)   (0.044)     10.40     7.67%*   6,247       0.71%*      1.11%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $10.31      0.194       (0.152)      (0.195)   (0.008)    $10.15     0.44%    1,066       1.57%*      1.97%*
  1996      10.43      0.378       (0.121)      (0.377)       --      10.31     2.58%      787       1.57%       1.97%
  1995(10)  10.06      0.237        0.409       (0.232)   (0.044)     10.43     6.51%*     628       1.57%*      1.97%*

----------------------------
MARYLAND MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $9.76      0.212       (0.130)      (0.212)      --       $9.63     0.86%    8,317       0.67%*      1.32%*
  1996(12)  10.00      0.309       (0.240)      (0.309)      --        9.76     1.07%*   5,808       0.71%*      1.36%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) FOR THE YEARS ENDED NOVEMBER 30,:
  1997      $9.76      0.171       (0.121)      (0.170)      --       $9.64     0.53%      232       1.53%*      2.18%*
  1996(13)   9.53      0.200        0.226       (0.196)      --        9.76     7.67%*     113       1.55%*      2.20%*



                            RATIO OF
                         NET INVESTMENT
             RATIO OF      INCOME TO
           NET INVESTMENT   AVERAGE
              INCOME       NET ASSETS   PORTFOLIO   AVERAGE
            TO AVERAGE      EXCLUDING   TURNOVER   COMMISSION
            NET ASSETS     FEE WAIVERS    RATE      RATE (A)
-------------------------------------------------------------
-----------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         4.64%*         4.49%*       18%        n/a
  1996         4.35%          4.20%        25%        n/a
  1995         4.34%          4.12%        28%        n/a
  1994         4.48%          4.36%        24%        n/a
  1993 (9)     4.25%*         4.11%*       39%        n/a
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         4.65%*         4.50%*       18%        n/a
  1996         4.12%          3.97%        25%        n/a
  1995         4.33%          4.11%        28%        n/a
  1994         4.47%          4.33%        24%        n/a
  1993 (3)     4.27%*         4.03%*       39%        n/a

----------------------------
VIRGINIA MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         4.74%*         4.34%*       29%        n/a
  1996         4.61%          4.21%        24%        n/a
  1995(7)      4.61%*         4.21%*       35%        n/a
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         3.89%*         3.49%*       29%        n/a
  1996         3.73%          3.33%        24%        n/a
  1995(10)     3.76%*         3.36%*       35%        n/a

----------------------------
MARYLAND MUNICIPAL BOND FUND
----------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         4.44%*         3.79%*        6%        n/a
  1996(12)     4.30%*         3.65%*        9%        n/a
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) FOR THE YEARS ENDED NOVEMBER 30,:
  1997         3.60%*         2.95%*        6%        n/a
  1996(13)     3.42%*         2.77%*        9%        n/a

Amounts designated as "--" are either $0 or have been rounded to $0.
 (A) Average commission rate paid per share for the security purchases and sales made during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
 (3) Commencement of operations for this class May 5, 1993.
 (7) Commencement of operations for this class April 5, 1995.
 (9) Commencement of operations for this class January 11, 1993.
(10) Commencement of operations for this class April 17, 1995.
(12) Commencement of operations for this class March 1, 1996.
(13) Commencement of operations for this class April 25, 1996.
*    Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                            CRESTFUNDS, INC.
For a Share Outstanding Throughout the Period Ended May 31, 1997 (unaudited) and for the Years Ended November 30



                       INVESTMENT ACTIVITIES       DISTRIBUTIONS                                                  RATIO
             NET     ------------------------- ----------------------   NET               NET                 OF EXPENSES
            ASSET                NET REALIZED                          ASSET            ASSETS,      RATIO     TO AVERAGE
            VALUE,       NET    AND UNREALIZED    NET                  VALUE,             END     OF EXPENSES  NET ASSETS
          BEGINNING  INVESTMENT   GAIN(LOSS)   INVESTMENT   CAPITAL     END     TOTAL  OF PERIOD  TO AVERAGE   EXCLUDING
          OF PERIOD    INCOME   ON INVESTMENTS   INCOME      GAINS   OF PERIOD  RETURN   (000)    NET ASSETS  FEE WAIVERS
--------------------------------------------------------------------------------------------------------------------------
----------
VALUE FUND
----------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $13.39      0.079       1.425       (0.083)     (0.070)    $14.74    11.27%    543,741     1.02%*     1.17%*
  1996      11.60      0.166       2.380       (0.165)     (0.591)     13.39    22.68%    553,648     1.02%      1.17%
  1995      10.73      0.245       2.619       (0.262)     (1.732)     11.60    28.76%    220,386     1.02%      1.17%
  1994      11.38      0.200      (0.240)      (0.190)     (0.420)     10.73    (0.49%)   166,713     1.01%      1.01%
  1993      10.50      0.180       0.870       (0.170)         --      11.38    10.05%    167,337     1.03%      1.03%
  1992 (4)  10.00      0.030       0.500       (0.030)         --      10.50     5.30%*    82,944     1.28%*     1.28%*
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $13.47      0.078       1.435       (0.082)     (0.070)    $14.83    11.36%     21,787     1.03%*     1.18%*
  1996      11.66      0.169       2.396       (0.164)     (0.591)     13.47    22.63%     17,997     1.03%      1.18%
  1995      10.78      0.250       2.623       (0.261)     (1.732)     11.66    28.71%     12,633     1.03%      1.18%
  1994      11.42      0.180      (0.220)      (0.180)     (0.420)     10.78    (0.45%)     8,115     1.02%      1.04%
  1993 (11) 11.06      0.060       0.350       (0.050)         --      11.42     3.71%*     4,058     1.16%*     1.16%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $13.44      0.035       1.425       (0.040)     (0.070)    $14.79    10.96%      7,417     1.68%*     2.03%*
  1996      11.64      0.091       2.384       (0.084)     (0.591)     13.44    21.81%      5,131     1.68%      2.03%
  1995 (7)  11.11      0.120       1.618       (0.136)     (1.072)     11.64    15.78%*     2,086     1.68%*     2.03%*
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $13.58      0.019       1.245       (0.023)     (0.621)    $14.20     9.93%     74,282     1.05%*     1.20%*
  1996      10.87      0.043       2.709       (0.042)         --      13.58    25.38%     32,983     1.10%      1.25%
  1995      10.17      0.043       2.035       (0.046)     (1.332)     10.87    20.74%     19,592     1.10%      1.25%
  1994       9.79      0.010       0.380       (0.010)         --      10.17     4.13%     12,869     1.05%      1.05%
  1993 (9)  10.00      0.010      (0.210)      (0.010)         --       9.79    (2.00%)*    7,741     1.11%*     1.11%*
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $13.44      0.021       1.232       (0.022)     (0.621)    $14.05     9.96%      6,055     1.06%*     1.21%*
  1996      10.76      0.043       2.677       (0.040)         --      13.44    25.34%      4,870     1.11%      1.26%
  1995      10.08      0.044       2.013       (0.045)     (1.332)     10.76    20.72%      3,261     1.11%      1.26%
  1994       9.74      0.010       0.340       (0.010)         --      10.08     3.70%      1,509     1.06%      1.18%
  1993 (10)  9.42         --       0.320           --          --       9.74     3.40%*       649     1.36%*     1.80%*
-------------------
SPECIAL EQUITY FUND
-------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $13.73     (0.004)      1.049       (0.005)     (0.380)    $14.39     7.85%     90,638     1.02%*     1.17%*
  1996      12.12      0.050       1.926       (0.053)     (0.313)     13.73    16.44%     77,931     1.04%      1.19%
  1995      10.56      0.100       1.928       (0.108)     (0.360)     12.12    20.07%     54,221     1.04%      1.19%
  1994      12.76      0.030      (0.460)      (0.020)     (1.750)     10.56    (4.74%)    43,640     1.03%      1.03%
  1993      11.19      0.010       1.560           --          --      12.76    14.07%     32,706     1.03%      1.03%
  1992 (4)  10.00      0.010       1.180           --          --      11.19    11.90%*    21,925     1.28%*     1.28%*
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $13.72     (0.005)      1.060       (0.005)     (0.380)    $14.39     7.93%      4,837     1.03%*     1.18%*
  1996      12.12      0.052       1.911       (0.050)     (0.313)     13.72    16.34%      4,660     1.05%      1.20%
  1995      10.56      0.100       1.927       (0.107)     (0.360)     12.12    20.06%      4,693     1.05%      1.20%
  1994      12.76      0.030      (0.460)      (0.020)     (1.750)     10.56    (4.76%)     3,436     1.04%      1.10%
  1993 (3)  11.69         --       1.070           --          --      12.76     9.19%*       938     1.28%*     1.61%*
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997     $13.62     (0.060)      1.029           --      (0.380)    $14.21     7.34%      1,023     1.88%*     2.03%*
  1996      12.08     (0.043)      1.899       (0.003)     (0.313)     13.62    15.47%        955     1.90%      2.05%
  1995 (7)  10.61      0.007       1.501       (0.038)         --      12.08    14.22%*       554     1.90%*     2.05%*



                            RATIO OF
                          NET INVESTMENT
              RATIO OF      INCOME TO
            NET INVESTMENT   AVERAGE
               INCOME       NET ASSETS   PORTFOLIO   AVERAGE
             TO AVERAGE      EXCLUDING   TURNOVER   COMMISSION
             NET ASSETS     FEE WAIVERS    RATE      RATE (A)
--------------------------------------------------------------
----------
VALUE FUND
----------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         1.15%*         1.00%*         53%     $.0600
  1996         1.38%          1.23%          82%      .0548
  1995         2.16%          2.01%         175%       n/a
  1994         1.82%          1.82%         116%       n/a
  1993         1.64%          1.64%          77%       n/a
  1992 (4)     1.74%*         1.74%*          5%       n/a
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         1.14%*         0.99%*         53%     $.0600
  1996         1.35%          1.20%          82%      .0548
  1995         2.14%          1.99%         175%       n/a
  1994         1.81%          1.79%         116%       n/a
  1993 (11)    1.51%*         1.51%*         77%       n/a
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         0.50%*         0.15%*         53%     $.0600
  1996         0.71%          0.36%          82%      .0548
  1995 (7)     1.13%*         0.78%*        175%       n/a
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         0.33%*         0.18%*         93%     $.0642
  1996         0.37%          0.22%          86%      .0764
  1995         0.40%          0.25%         470%       n/a
  1994         0.17%          0.17%         271%       n/a
  1993 (9)     0.20%*         0.20%*        133%       n/a
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997         0.34%*         0.19%*         93%     $.0642
  1996         0.36%          0.21%          86%      .0764
  1995         0.39%          0.24%         470%       n/a
  1994         0.16%          0.04%         271%       n/a
  1993 (10)   (0.05%)*       (0.49%)*       133%       n/a
-------------------
SPECIAL EQUITY FUND
-------------------
  TRUST CLASS
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997        (0.06%)*       (0.21%)*        62%     $.0583
  1996         0.39%          0.24%          98%      .0620
  1995         0.90%          0.75%          81%       n/a
  1994         0.32%          0.32%         117%       n/a
  1993         0.06%          0.06%          95%       n/a
  1992 (4)     0.23%*         0.23%*          3%       n/a
  INVESTORS CLASS A (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997        (0.07%)*       (0.22%)*        62%     $.0583
  1996         0.40%          0.25%          98%      .0620
  1995         0.89%          0.74%          81%       n/a
  1994         0.31%          0.25%         117%       n/a
  1993 (3)    (0.19%)*       (0.52%)*        95%       n/a
  INVESTORS CLASS B (**)
  FOR THE PERIOD ENDED MAY 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED NOVEMBER 30,:
  1997        (0.92%)*       (1.07%)*        62%     $.0583
  1996        (0.47%)        (0.62%)         98%      .0620
  1995 (7)    (0.04%)*       (0.19%)*        81%       n/a

Amounts designated as "--" are either $0 or have been rounded to $0.
 (A) Average commission rate paid per share for the security purchases and sales made during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
 (3) Commencement of operations for this class May 5, 1993.
 (4) Commencement of operations for this class September 28, 1992.
 (7) Commencement of operations for this class April 5, 1995.
 (9) Commencement of operations for this class January 11, 1993.
(10) Commencement of operations for this class May 7, 1993.
(11) Commencement of operations for this class May 7, 1993.
*    Annualized.
** Total return does not reflect the sales charge or redemption charge, where applicable.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                   CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited

1. ORGANIZATION
CrestFunds, Inc. (the Company) is registered under the Investment Company
Act of 1940 ( the "1940 Act"), as amended, as an open-end, management investment company organized as a Maryland corporation. The Company currently has twelve investment portfolios (individually a Fund and collectively the "Funds"). The Funds offer one or more of three classes of shares, the Trust Class Shares, the Investors Class A Shares and the Investors Class B Shares. The Funds include:

EQUITY FUNDS
Value Fund
Capital Appreciation Fund
Special Equity Fund

BOND FUNDS
Limited Term Bond Fund
Intermediate Bond Fund
Government Bond Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund
Maryland Municipal Bond Fund

MONEY MARKET FUNDS
Cash Reserve Fund
U.S. Treasury Money Fund
Tax Free Money Fund

The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Funds:

     SECURITY VALUATION--Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discount and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investments in equity securities held by the Non-Money Market Funds which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sale price if readily available for each equity securities on each business day; other equity securities traded in the over-the-counter markets and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Funds' Directors.

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distribution from net investment income for the Money Market Funds and Bond Funds are declared daily and paid monthly. Each of the Equity Funds declare and pay dividends from net investment income monthly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of wash sales losses and post October losses.

     CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

     REPURCHASE AGREEMENTS--Each Fund, with the exception of Tax Free Money Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, and Maryland Municipal Bond Fund may invest in repurchase agreements. The Funds, through their sub-custodian, receive delivery of the underlying securities, whose market value including interest is required to be at least 102% of the resale price. The Funds' investment advisor, Crestar Asset Management Company, is responsible for determining that the value of these

NOTES TO FINANCIAL STATEMENTS (continued)                       CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited

     underlying securities remains at least 102% of the resale price. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the resale price.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The Financial Statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.


3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     MANAGEMENT FEES--The Company's investment advisor is Crestar Asset Management Company (the Advisor), a wholly owned subsidiary of Crestar Bank. Pursuant to an Investment Advisory Agreement, the Advisor is paid for advisory services to each Fund at the annual rate based on the following fee schedule; Cash Reserve Fund, U.S. Treasury Money Fund and Tax Free Money Fund; .40% of each Fund's average daily net assets for the first $500 million of net assets; .35% of each Fund's average daily net assets on the next $500 million of net assets; .30% of each Fund's average daily net assets on all remaining net assets; Capital Appreciation Fund, Value Fund and Special Equity Fund; .75% of each Fund's average daily net assets; Limited Term Bond Fund and Virginia Intermediate Municipal Bond Fund; .50% of each Fund's average daily net assets; Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund; .60% of each Fund's average daily net assets. The Advisor has voluntarily agreed to waive a portion of its fee for Virginia Municipal Bond Fund and Government Bond Fund in order to limit Advisory Fee to .50% for each Fund. In addition, the Advisor has voluntarily agreed to waive a portion of its fee to limit advisory fee to .10% for the Maryland Municipal Bond Fund.

     ADMINISTRATION AND DISTRIBUTION FEES--SEI Fund Resources (the Administrator), a Delaware business trust, serves as administrator to the Company. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company (SEI), is the owner of all beneficial interest in the Administrator. The Administrator provides the Company with administrative services, including fund accounting, and regulatory reporting and is entitled to receive a fee at an annual rate of .15% of the average daily net assets of the Funds. The Administrator has voluntarily agreed to waive a portion of its fee for Government Bond Fund, Virginia Municipal Bond Fund and Maryland Municipal Bond Fund in order to limit operating expenses.

     SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI, serves as distributor of each Fund's shares pursuant to a distribution agreement with the Company. The Trust Class and Investors Class A shares of the Funds have a separate distribution plan (the 12b-1
     Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the 12b-1 Plan, the Trust Class and Investors Class A shares of the Funds pay the Distributor as compensation for its services .15% of the aggregate average daily net assets of such classes of the Funds. The Distributor has agreed to waive any fees payable pursuant to the 12b-1 Plan.

     In addition, the Investors Class A shares of the Money Market Funds have a distribution plan (the Investors Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the Investors Class A Plan, the Investors Class A shares of the Money Market Funds pay the Distributor as compensation for its services .25% of such Class average daily net assets. The Distributor has agreed to waive any fees payable pursuant to the Investors Class A Plan.

     The Investors Class B shares of the Funds have a distribution plan (the B Shares Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the B Shares Plan, the Investors Class B shares of the Funds pay the Distributor as compensation for its services .75% of the aggregate average daily net assets of such class of the Funds. In addition, pursuant to the B Share Plan, the Distributor is compensated at an annual rate of .25% of the B shares' average net assets for providing ongoing Shareholder support services to investors in B shares. The Distributor has agreed to waive a portion of its fees pursuant to the B Shares Plan in order to limit Distribution Fees to .85% for each Fund, except for the Value Fund for which the limit is .65%.

     TRANSFER AGENT AND CUSTODIAN FEES--Crestar Bank serves as the Company's transfer agent and dividend disbursing agent and is compensated for those services monthly by each Fund at an annual rate of .05% of the Fund's average daily net assets for the Trust Class and .06% of the Fund's average daily net assets for the Investors Class A and

NOTES TO FINANCIAL STATEMENTS (continued)                       CRESTFUNDS, INC.
May  31, 1997                                                         Unaudited

     Investors Class B. In addition, Crestar Bank serves as the Company's custodian and is compensated at an annual rate of up to .04% of each Fund's average daily net assets.

     CONTINGENT DEFERRED SALES CHARGE (CDSC)--
     A CDSC is imposed on certain redemptions of Investors Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Investors Class B shares until the redemption of such shares.

                                         CONTINGENT
                    FROM DATE OF       DEFERRED SALES
                      PURCHASE             CHARGE
                    ------------       --------------
     Year 1 .......................         5.00%
     Year 2 .......................         4.00%
     Year 3 .......................         3.00%
     Year 4 .......................         3.00%
     Year 5 .......................         2.00%
     Year 6 .......................         1.00%
     Year 7 .......................         0.00%
     Year 8 ....................... Conversion to A shares

4. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, including U.S. Government securities, other than temporary cash investments, during the period ended May 31, 1997, for each Fund is as follows:

                                    PURCHASE     SALES
                                      (000)      (000)
                                   ---------- ----------
Limited Term Bond .............    $ 20,085   $ 37,325
Intermediate Bond .............     104,576    101,795
Government Bond ...............      42,085     25,322
Virginia Intermediate
   Municipal Bond .............      43,960     48,601
Virginia Municipal Bond .......       4,681      4,889
Maryland Municipal Bond .......       2,461        398
Value .........................     264,962    348,267
Capital Appreciation ..........      89,703     59,244
Special Equity ................      54,295     49,960

At May 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at May 31, 1997, for each Fund is as follows:


                                                               NET
                          APPRECIATION  DEPRECIATION  APPRECIATION/DEPRECIATION
                              (000)         (000)             (000)
                          ------------  ------------  -------------------------
Limited Term Bond ......     $  224        $  644          $   (420)
Intermediate Bond ......      2,496         2,588               (92)
Government Bond ........         66           244              (178)
Virginia Intermediate
   Municipal Bond ......      5,272           858             4,412
Virginia Municipal
   Bond ................        125            99                26
Maryland Municipal
   Bond ................         52            73               (21)
Value ..................    103,085         2,516           100,569
Capital Appreciation ...     12,249           204            12,045
Special Equity .........     16,212         2,058            14,154

Subsequent to October 31, 1996, the Funds recognized net capital losses for tax purposes that have been deferred to 1997 and can be used to offset future capital gains at November 30, 1997. The Funds also had capital losses carryforward at November 30, 1996, to the extent provided in the regulations for Federal income tax as follows:

                          CAPITAL LOSS
                            CARRYOVER
                             11/30/96   EXPIRES 2000   EXPIRES 2001
                          ------------  ------------   ------------
Cash Reserve ...........   $  78,711        $ --           $ --
Limited Term Bond ......   1,594,093          --             --
Intermediate Bond ......   1,949,930          --             --
Government Bond ........      93,079          --             --
Virginia Intermediate
   Municipal Bond ......     820,439          --             --
Maryland Municipal Bond       25,459          --             --

                                                        POST 10/31/96
                            EXPIRES  EXPIRES   EXPIRES    DEFERRED
                             2002     2003      2004       LOSSES
                            -------  -------   -------  -------------
Cash Reserve ...........   $  64,350 $ 14,361     $ --        $ --
Limited Term Bond ......     784,783  254,023  555,287          --
Intermediate Bond ......   1,282,277  667,656       --          --
Government Bond ........          --       --   93,079          --
Virginia Intermediate
   Municipal Bond ......     422,394  398,042       --          --
Virginia Municipal
   Bond ................          --       --       --      11,672
Maryland Municipal
   Bond ................          --       --   25,459          --

NOTES TO FINANCIAL STATEMENTS (concluded)                       CRESTFUNDS, INC.
May 31, 1997                                                           Unaudited

5. CONCENTRATION OF CREDIT RISK
The Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, and the Maryland Municipal Bond Fund invest in debt securities in their respective states. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic or political conditions in that state.

6. AFFILIATED TRANSACTIONS:
On September 20, 1996, the assets of Crestar Bank's Common Trust Funds: the SouthEast Equity, Value, Tax Exempt and Bond Funds, consisting entirely of securities and certain related receivables, were converted on a tax-free basis into the Special Equity, Value, Virginia Intermediate Bond and Intermediate Bond Funds, respectively. The number of shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:

                                       UNREALIZED
COMMON TRUST FUND       ASSETS         GAIN/(LOSS)
-----------------    ------------      -----------
SouthEast Equities   $ 11,962,678      $ 1,839,279
Value                 198,034,029       19,525,691
Tax Exempt            188,792,454        3,213,456
Bond                  156,399,438       (1,355,800)

MUTUAL FUNDS          NET ASSETS     SHARES ISSUED
------------------   ------------   --------------
Special Equity       $ 59,964,348      904,208.452
Value                 333,187,057   16,022,170.650
Virgina Intermediate
   Municipal Bond      67,497,327   18,879,245.360
Intermediate Bond     118,798,561   16,257,737.881

The Net Asset value of shares issued in exchange for the assets and number of shares in the tax-free conversions are included in capital share transactions and shares issued and redeemed, respectively, of the Trust Class in the Statement of Changes in Net Assets for each respective fund.

--------------------------------------------------------------------------------
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE COMPANY. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE COMPANY, UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE COMPANY NOR SEI INVESTMENTS DISTRIBUTION CO. IS A BANK AND COMPANY SHARES ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE. SEI INVESTMENTS DISTRIBUTION CO. AND CRESTAR BANK ARE NOT AFFILIATED.
--------------------------------------------------------------------------------

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

                                     CREST
                                   ----------
                                      FUNDS
                            A FAMILY OF MUTUAL FUNDS
                                   MANAGED BY
                        CRESTAR ASSET MANAGEMENT COMPANY